UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following five annual reports to shareholders for the period ended March 31, 2024:

•John Hancock Disciplined Value Fund

•John Hancock Disciplined Value Mid Cap Fund

•John Hancock Global Shareholder Yield Fund

•John Hancock International Growth Fund

•John Hancock U.S. Growth Fund

Annual report
John Hancock
Disciplined Value Fund
U.S. equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
15	Financial statements
19	Financial highlights
27	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Statement regarding liquidity risk management
40	Trustees and Officers
44	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell 1000 Value Index, produced a positive return
Favorable trends in economic growth, corporate earnings, and expectations for U.S. Federal Reserve policy proved supportive for investors.
The fund outpaced the benchmark
Stock selection, particularly in the information technology and healthcare sectors, was the primary driver of the fund’s relative performance.
Sector allocation was also a contributor
An underweight in utilities and a zero weighting in real estate were additional contributors.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

Management’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2024?
U.S. equities posted gains during the period. Economic growth stayed in positive territory despite the extended series of interest-rate hikes by the U.S. Federal Reserve (Fed), raising hopes for a soft landing in the world economy. Investors were also encouraged by indications that the Fed was moving toward cutting rates in 2024. While expectations regarding the number and timing of potential cuts varied, the markets remained well supported by the trend in favor of looser monetary policy.
The value style, as represented by the fund’s benchmark, registered a positive return but trailed the broader market. Investors continued to gravitate toward a narrow group of mega-cap technology companies, particularly those positioned to benefit from artificial intelligence (AI) and the value style was unable to keep pace.
What factors affected the fund’s performance?
Stock selection was the primary driver of the fund’s performance. Although the fund’s holdings outpaced the benchmark across the majority of sectors, relative strength in information technology (IT) and healthcare were particularly notable. Dell Technologies, Inc. was the leading contributor in both the IT sector and the fund as a whole. The company reported better-than-expected results and it was
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
JPMorgan Chase & Co.	4.4
Berkshire Hathaway, Inc., Class B	3.6
Alphabet, Inc., Class A	2.9
Morgan Stanley	2.1
Oracle Corp.	2.0
Wells Fargo & Company	1.8
AutoZone, Inc.	1.8
Marathon Petroleum Corp.	1.7
Philip Morris International, Inc.	1.6
Micron Technology, Inc.	1.6
TOTAL	23.5
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2024 (% of net assets)
United States	88.5
Ireland	3.4
Canada	3.3
France	1.5
United Kingdom	1.4
Switzerland	1.0
Other countries	0.9
TOTAL	100.0
4	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

seen as being well-positioned to capitalize on the growth of AI. Semiconductor companies Advanced Micro Devices, Inc., Micron Technology, Inc., and Applied Materials, Inc. also outperformed, reflecting their robust earnings, upbeat forward guidance, and the broader industry’s growth.
In healthcare, some of the leading names were ICON PLC and Cencora, Inc. A zero weighting in Pfizer, Inc., which lagged its sector peers on concerns over its pipeline, further helped performance. Selection in industrials and the fund’s zero weighting in the real estate sector contributed positively as well.
The fund’s holdings lagged in the communication services sector, although an overweight in Alphabet, Inc. (parent of Google) aided results. The largest individual detractor was Bristol-Myers Squibb Company. The stock fell out of favor due to its defensive characteristics, concerns about its growth targets, and its lack of exposure to GLP-1 weight loss drugs. Keurig Dr. Pepper, Inc. and Warner Brothers Discovery, Inc. were also key detractors.
MANAGED BY

Mark E. Donovan, CFA
David J. Pyle, CFA
David T. Cohen, CFA
Joshua C. White, CFA
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc. (Boston Partners), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of ORIX Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	21.06	11.08	8.71	69.13	130.50
Class C	25.40	11.40	8.46	71.57	125.20
Class I1	27.68	12.52	9.55	80.35	148.98
Class R2[1]	27.22	12.08	9.12	76.85	139.27
Class R4[1]	27.56	12.36	9.39	79.10	145.28
Class R5[1]	27.81	12.59	9.62	80.89	150.48
Class R6[1]	27.82	12.64	9.67	81.34	151.61
Class NAV[1]	27.87	12.66	9.68	81.45	151.93
Index 1†	20.27	10.32	9.01	63.37	136.96
Index 2†	29.88	15.05	12.96	101.57	238.26
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.02	1.77	0.77	1.16	1.01	0.71	0.66	0.65
Net (%)	1.01	1.76	0.76	1.15	0.90	0.71	0.66	0.65
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2	3-31-14	22,520	22,520	23,696	33,826
Class I1	3-31-14	24,898	24,898	23,696	33,826
Class R2[1]	3-31-14	23,927	23,927	23,696	33,826
Class R4[1]	3-31-14	24,528	24,528	23,696	33,826
Class R5[1]	3-31-14	25,048	25,048	23,696	33,826
Class R6[1]	3-31-14	25,161	25,161	23,696	33,826
Class NAV[1]	3-31-14	25,193	25,193	23,696	33,826
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,213.80	$5.70	1.03%
	Hypothetical example	1,000.00	1,019.90	5.20	1.03%
Class C	Actual expenses/actual returns	1,000.00	1,208.80	9.83	1.78%
	Hypothetical example	1,000.00	1,016.10	8.97	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,214.90	4.32	0.78%
	Hypothetical example	1,000.00	1,021.10	3.94	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,212.60	6.42	1.16%
	Hypothetical example	1,000.00	1,019.20	5.86	1.16%
Class R4	Actual expenses/actual returns	1,000.00	1,214.30	5.04	0.91%
	Hypothetical example	1,000.00	1,020.50	4.60	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,215.70	3.93	0.71%
	Hypothetical example	1,000.00	1,021.50	3.59	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,215.80	3.66	0.66%
	Hypothetical example	1,000.00	1,021.70	3.34	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,216.30	3.60	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 97.7%		$14,476,064,763
(Cost $9,848,243,527)
Communication services 5.6%		824,513,992
Entertainment 0.4%
Take-Two Interactive Software, Inc. (A)	329,171	48,878,602
Interactive media and services 2.9%
Alphabet, Inc., Class A (A)	2,869,920	433,157,026
Media 1.0%
Omnicom Group, Inc.	1,551,029	150,077,566
Wireless telecommunication services 1.3%
T-Mobile US, Inc.	1,178,782	192,400,798
Consumer discretionary 4.8%		710,319,572
Distributors 0.3%
LKQ Corp.	794,774	42,448,879
Hotels, restaurants and leisure 1.6%
Booking Holdings, Inc.	32,050	116,273,554
MGM Resorts International (A)	2,699,379	127,437,683
Specialty retail 2.9%
AutoNation, Inc. (A)	470,267	77,866,810
AutoZone, Inc. (A)	81,448	256,695,589
Ulta Beauty, Inc. (A)	171,353	89,597,057
Consumer staples 8.3%		1,231,424,998
Beverages 1.1%
Coca-Cola Europacific Partners PLC	1,225,240	85,705,538
Keurig Dr. Pepper, Inc.	2,306,690	70,746,182
Consumer staples distribution and retail 3.9%
Target Corp.	870,065	154,184,219
U.S. Foods Holding Corp. (A)	3,486,067	188,143,036
Walmart, Inc.	3,958,874	238,205,449
Food products 0.8%
The J.M. Smucker Company	909,741	114,509,100
Personal care products 0.9%
Kenvue, Inc.	6,365,396	136,601,398
Tobacco 1.6%
Philip Morris International, Inc.	2,655,862	243,330,076
Energy 11.2%		1,660,866,545
Energy equipment and services 1.7%
NOV, Inc.	2,766,419	54,000,499
Schlumberger, Ltd.	3,744,474	205,234,620
10	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 9.5%
BP PLC, ADR	3,438,582	$129,565,770
Canadian Natural Resources, Ltd.	2,011,047	153,483,107
Cenovus Energy, Inc.	11,954,250	238,965,458
ConocoPhillips	1,648,944	209,877,592
Diamondback Energy, Inc.	755,103	149,638,762
Marathon Petroleum Corp.	1,239,059	249,670,389
Peabody Energy Corp.	2,456,654	59,598,426
Phillips 66	1,290,755	210,831,922
Financials 23.8%		3,528,615,553
Banks 7.2%
Huntington Bancshares, Inc.	10,421,743	145,383,315
JPMorgan Chase & Co.	3,235,844	648,139,553
Wells Fargo & Company	4,614,423	267,451,957
Capital markets 5.5%
Intercontinental Exchange, Inc.	881,808	121,186,873
LPL Financial Holdings, Inc.	262,425	69,332,685
Morgan Stanley	3,315,675	312,203,954
The Charles Schwab Corp.	2,135,423	154,476,500
The Goldman Sachs Group, Inc.	378,862	158,246,869
Consumer finance 2.3%
American Express Company	983,397	223,909,663
Discover Financial Services	951,200	124,692,808
Financial services 6.4%
Berkshire Hathaway, Inc., Class B (A)	1,253,762	527,231,996
Corpay, Inc. (A)	498,387	153,772,325
Fidelity National Information Services, Inc.	1,226,269	90,964,634
Global Payments, Inc.	1,355,056	181,116,785
Insurance 2.4%
Aon PLC, Class A	318,880	106,416,634
Arthur J. Gallagher & Company	406,062	101,531,742
Chubb, Ltd.	550,138	142,557,260
Health care 13.8%		2,038,336,016
Biotechnology 1.2%
Amgen, Inc.	627,469	178,401,986
Health care equipment and supplies 1.3%
Abbott Laboratories	1,744,947	198,330,676
Health care providers and services 6.2%
Cencora, Inc.	867,989	210,912,647
Centene Corp. (A)	2,097,934	164,645,860
McKesson Corp.	326,965	175,531,160
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

	Shares	Value
Health care (continued)
Health care providers and services (continued)
The Cigna Group	523,822	$190,246,912
UnitedHealth Group, Inc.	341,961	169,168,107
Life sciences tools and services 2.4%
Avantor, Inc. (A)	5,739,840	146,767,709
ICON PLC (A)	606,923	203,895,782
Pharmaceuticals 2.7%
Bristol-Myers Squibb Company	3,151,239	170,891,691
Sanofi SA, ADR	4,723,117	229,543,486
Industrials 14.1%		2,083,582,542
Aerospace and defense 2.5%
General Dynamics Corp.	812,269	229,457,870
Howmet Aerospace, Inc.	2,026,869	138,698,646
Building products 1.9%
Allegion PLC	723,177	97,419,174
Builders FirstSource, Inc. (A)	357,987	74,658,189
Masco Corp.	1,392,152	109,812,950
Construction and engineering 0.6%
WillScot Mobile Mini Holdings Corp. (A)	1,960,454	91,161,111
Electrical equipment 0.9%
Atkore, Inc.	14,580	2,775,449
Eaton Corp. PLC	395,940	123,802,519
Ground transportation 1.1%
Norfolk Southern Corp.	644,199	164,186,999
Machinery 2.9%
Deere & Company	182,596	74,999,481
Dover Corp.	396,210	70,204,450
Fortive Corp.	1,712,454	147,305,293
Wabtec Corp.	922,531	134,394,316
Professional services 2.0%
Jacobs Solutions, Inc.	1,021,474	157,031,198
Leidos Holdings, Inc.	1,068,813	140,110,696
Trading companies and distributors 2.2%
United Rentals, Inc.	263,343	189,899,271
WESCO International, Inc.	803,742	137,664,930
Information technology 12.2%		1,814,712,932
Electronic equipment, instruments and components 0.8%
Flex, Ltd. (A)	2,829,318	80,946,788
Keysight Technologies, Inc. (A)	251,322	39,301,734
IT services 0.8%
Cognizant Technology Solutions Corp., Class A	1,604,544	117,597,030
12	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 6.6%
Advanced Micro Devices, Inc. (A)	849,465	$153,319,938
Applied Materials, Inc.	946,496	195,195,870
Lam Research Corp.	83,459	81,086,261
Microchip Technology, Inc.	1,998,900	179,321,319
Micron Technology, Inc.	2,045,595	241,155,195
NXP Semiconductors NV	244,195	60,504,195
Qualcomm, Inc.	413,264	69,965,595
Software 2.5%
Nice, Ltd., ADR (A)	291,093	75,864,658
Oracle Corp.	2,387,539	299,898,775
Technology hardware, storage and peripherals 1.5%
Dell Technologies, Inc., Class C	1,932,833	220,555,574
Materials 2.8%		417,924,837
Chemicals 0.8%
DuPont de Nemours, Inc.	807,123	61,882,120
Olin Corp.	973,546	57,244,505
Construction materials 1.4%
CRH PLC (New York Stock Exchange)	2,368,298	204,289,385
Metals and mining 0.6%
Teck Resources, Ltd., Class B (B)	2,064,413	94,508,827
Utilities 1.1%		165,767,776
Electric utilities 0.7%
FirstEnergy Corp.	2,689,970	103,886,641
Multi-utilities 0.4%
CenterPoint Energy, Inc.	2,172,030	61,881,135

	Yield (%)	Shares	Value
Short-term investments 2.2%			$321,222,395
(Cost $321,222,396)
Short-term funds 2.2%			321,222,395
John Hancock Collateral Trust (C)	5.2975(D)	352	3,521
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(D)	321,218,874	321,218,874

Total investments (Cost $10,169,465,923) 99.9%	$14,797,287,158
Other assets and liabilities, net 0.1%	11,788,858
Total net assets 100.0%	$14,809,076,016

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	13

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $10,213,229,928. Net unrealized appreciation aggregated to $4,584,057,230, of which $4,665,350,332 related to gross unrealized appreciation and $81,293,102 related to gross unrealized depreciation.
14	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $10,169,462,401) including $3,426 of securities loaned	$14,797,283,637
Affiliated investments, at value (Cost $3,522)	3,521
Total investments, at value (Cost $10,169,465,923)	14,797,287,158
Cash	3,265,959
Dividends and interest receivable	17,263,476
Receivable for fund shares sold	30,958,392
Receivable for investments sold	29,383,224
Receivable for securities lending income	1,642
Other assets	985,173
Total assets	14,879,145,024
Liabilities
Payable for investments purchased	51,591,259
Payable for fund shares repurchased	15,803,992
Payable upon return of securities loaned	3,510
Payable to affiliates
Accounting and legal services fees	845,597
Transfer agent fees	873,302
Distribution and service fees	18,228
Trustees’ fees	24,093
Other liabilities and accrued expenses	909,027
Total liabilities	70,069,008
Net assets	$14,809,076,016
Net assets consist of
Paid-in capital	$9,772,169,049
Total distributable earnings (loss)	5,036,906,967
Net assets	$14,809,076,016

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,381,835,353 ÷ 53,265,854 shares)[1]	$25.94
Class C ($71,943,664 ÷ 3,044,065 shares)[1]	$23.63
Class I ($7,296,682,136 ÷ 294,669,549 shares)	$24.76
Class R2 ($51,460,478 ÷ 2,082,273 shares)	$24.71
Class R4 ($55,036,866 ÷ 2,221,596 shares)	$24.77
Class R5 ($69,232,816 ÷ 2,787,364 shares)	$24.84
Class R6 ($4,729,643,909 ÷ 190,453,758 shares)	$24.83
Class NAV ($1,153,240,794 ÷ 46,416,476 shares)	$24.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$234,350,848
Interest	20,759
Securities lending	295,733
Less foreign taxes withheld	(3,277,138)
Total investment income	231,390,202
Expenses
Investment management fees	77,632,001
Distribution and service fees	4,245,582
Accounting and legal services fees	2,758,174
Transfer agent fees	9,304,922
Trustees’ fees	306,136
Custodian fees	1,403,437
State registration fees	267,871
Printing and postage	826,983
Professional fees	398,179
Other	302,518
Total expenses	97,445,803
Less expense reductions	(997,230)
Net expenses	96,448,573
Net investment income	134,941,629
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	920,593,650
Affiliated investments	94
920,593,744
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,180,314,759
Affiliated investments	(2,582)
2,180,312,177
Net realized and unrealized gain	3,100,905,921
Increase in net assets from operations	$3,235,847,550
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$134,941,629	$160,529,940
Net realized gain	920,593,744	412,758,623
Change in net unrealized appreciation (depreciation)	2,180,312,177	(1,257,795,403)
Increase (decrease) in net assets resulting from operations	3,235,847,550	(684,506,840)
Distributions to shareholders
From earnings
Class A	(79,181,804)	(74,200,652)
Class C	(4,311,301)	(5,309,741)
Class I	(438,742,065)	(389,166,210)
Class R2	(3,397,316)	(3,173,900)
Class R4	(4,001,056)	(3,287,805)
Class R5	(4,210,227)	(3,734,327)
Class R6	(276,975,481)	(268,993,677)
Class NAV	(75,145,269)	(78,981,499)
Total distributions	(885,964,519)	(826,847,811)
From fund share transactions	382,748,421	670,486,527
Total increase (decrease)	2,732,631,452	(840,868,124)
Net assets
Beginning of year	12,076,444,564	12,917,312,688
End of year	$14,809,076,016	$12,076,444,564
18	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$21.72	$24.55	$24.73	$15.18	$20.25
Net investment income[1]	0.18	0.24	0.15	0.18	0.30
Net realized and unrealized gain (loss) on investments	5.59	(1.63)	3.04	9.65	(4.20)
Total from investment operations	5.77	(1.39)	3.19	9.83	(3.90)
Less distributions
From net investment income	(0.19)	(0.23)	(0.16)	(0.28)	(0.25)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.55)	(1.44)	(3.37)	(0.28)	(1.17)
Net asset value, end of period	$25.94	$21.72	$24.55	$24.73	$15.18
Total return (%)[2,3]	27.42	(5.60)	13.42	65.19	(20.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,382	$1,185	$1,204	$1,037	$731
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.02	1.04	1.07	1.07
Expenses including reductions	1.02	1.01	1.03	1.07	1.06
Net investment income	0.79	1.04	0.60	0.94	1.44
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$19.92	$22.62	$23.05	$14.17	$18.98
Net investment income (loss)[1]	0.01	0.06	(0.04)	0.03	0.13
Net realized and unrealized gain (loss) on investments	5.08	(1.49)	2.82	9.00	(3.92)
Total from investment operations	5.09	(1.43)	2.78	9.03	(3.79)
Less distributions
From net investment income	(0.02)	(0.06)	—	(0.15)	(0.10)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.38)	(1.27)	(3.21)	(0.15)	(1.02)
Net asset value, end of period	$23.63	$19.92	$22.62	$23.05	$14.17
Total return (%)[2,3]	26.40	(6.26)	12.56	63.90	(21.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$79	$116	$135	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.77	1.79	1.82	1.82
Expenses including reductions	1.77	1.76	1.78	1.82	1.81
Net investment income (loss)	0.05	0.29	(0.17)	0.19	0.67
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
20	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.80	$23.57	$23.86	$14.65	$19.58
Net investment income[1]	0.23	0.28	0.21	0.22	0.34
Net realized and unrealized gain (loss) on investments	5.33	(1.55)	2.93	9.32	(4.05)
Total from investment operations	5.56	(1.27)	3.14	9.54	(3.71)
Less distributions
From net investment income	(0.24)	(0.29)	(0.22)	(0.33)	(0.30)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.60)	(1.50)	(3.43)	(0.33)	(1.22)
Net asset value, end of period	$24.76	$20.80	$23.57	$23.86	$14.65
Total return (%)[2]	27.68	(5.33)	13.73	65.58	(20.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$7,297	$5,657	$6,039	$5,618	$5,250
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.77	0.79	0.82	0.82
Expenses including reductions	0.77	0.76	0.78	0.82	0.81
Net investment income	1.04	1.29	0.84	1.18	1.69
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS R2 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.76	$23.53	$23.83	$14.63	$19.57
Net investment income[1]	0.15	0.20	0.11	0.15	0.23
Net realized and unrealized gain (loss) on investments	5.32	(1.56)	2.93	9.31	(4.03)
Total from investment operations	5.47	(1.36)	3.04	9.46	(3.80)
Less distributions
From net investment income	(0.16)	(0.20)	(0.13)	(0.26)	(0.22)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.52)	(1.41)	(3.34)	(0.26)	(1.14)
Net asset value, end of period	$24.71	$20.76	$23.53	$23.83	$14.63
Total return (%)[2]	27.22	(5.73)	13.28	64.94	(21.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$50	$55	$55	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.16	1.18	1.21	1.21
Expenses including reductions	1.16	1.15	1.17	1.20	1.20
Net investment income	0.66	0.90	0.43	0.80	1.17
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.80	$23.58	$23.87	$14.65	$19.59
Net investment income[1]	0.20	0.25	0.17	0.20	0.30
Net realized and unrealized gain (loss) on investments	5.34	(1.57)	2.94	9.32	(4.05)
Total from investment operations	5.54	(1.32)	3.11	9.52	(3.75)
Less distributions
From net investment income	(0.21)	(0.25)	(0.19)	(0.30)	(0.27)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.57)	(1.46)	(3.40)	(0.30)	(1.19)
Net asset value, end of period	$24.77	$20.80	$23.58	$23.87	$14.65
Total return (%)[2]	27.56	(5.52)	13.58	65.34	(20.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$49	$62	$62	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	1.03	1.06	1.06
Expenses including reductions	0.91	0.90	0.92	0.95	0.95
Net investment income	0.90	1.14	0.70	1.06	1.50
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

CLASS R5 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.85	$23.63	$23.91	$14.67	$19.62
Net investment income[1]	0.25	0.29	0.23	0.23	0.34
Net realized and unrealized gain (loss) on investments	5.35	(1.56)	2.94	9.35	(4.06)
Total from investment operations	5.60	(1.27)	3.17	9.58	(3.72)
Less distributions
From net investment income	(0.25)	(0.30)	(0.24)	(0.34)	(0.31)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.61)	(1.51)	(3.45)	(0.34)	(1.23)
Net asset value, end of period	$24.84	$20.85	$23.63	$23.91	$14.67
Total return (%)[2]	27.81	(5.31)	13.82	65.67	(20.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$69	$59	$60	$40	$61
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.71	0.73	0.76	0.76
Expenses including reductions	0.71	0.71	0.72	0.75	0.75
Net investment income	1.11	1.35	0.93	1.24	1.70
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.85	$23.62	$23.91	$14.67	$19.61
Net investment income[1]	0.26	0.31	0.24	0.24	0.36
Net realized and unrealized gain (loss) on investments	5.34	(1.56)	2.93	9.35	(4.06)
Total from investment operations	5.60	(1.25)	3.17	9.59	(3.70)
Less distributions
From net investment income	(0.26)	(0.31)	(0.25)	(0.35)	(0.32)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.62)	(1.52)	(3.46)	(0.35)	(1.24)
Net asset value, end of period	$24.83	$20.85	$23.62	$23.91	$14.67
Total return (%)[2]	27.82	(5.22)	13.82	65.74	(20.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$4,730	$3,846	$4,009	$3,844	$3,369
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.66	0.68	0.71	0.71
Expenses including reductions	0.66	0.66	0.68	0.71	0.70
Net investment income	1.16	1.40	0.95	1.30	1.81
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$20.86	$23.63	$23.92	$14.68	$19.62
Net investment income[1]	0.26	0.31	0.24	0.25	0.36
Net realized and unrealized gain (loss) on investments	5.36	(1.56)	2.93	9.34	(4.06)
Total from investment operations	5.62	(1.25)	3.17	9.59	(3.70)
Less distributions
From net investment income	(0.27)	(0.31)	(0.25)	(0.35)	(0.32)
From net realized gain	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	(1.63)	(1.52)	(3.46)	(0.35)	(1.24)
Net asset value, end of period	$24.85	$20.86	$23.63	$23.92	$14.68
Total return (%)[2]	27.87	(5.20)	13.83	65.71	(20.64)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,153	$1,151	$1,372	$1,486	$887
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.65	0.68	0.70	0.70
Expenses including reductions	0.65	0.65	0.67	0.70	0.69
Net investment income	1.17	1.40	0.95	1.31	1.83
Portfolio turnover (%)	48	43	38	55	88

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
26	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	27

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
28	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2024, the fund loaned securities valued at $3,426 and received $3,510 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $45,687.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$149,530,418	$176,286,115
Long-term capital gains	736,434,101	650,561,696
Total	$885,964,519	$826,847,811
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $28,079,679 of undistributed ordinary income and $424,773,028 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s average daily net assets; (b) 0.675% of the next $500 million of the fund’s average daily net assets; (c) 0.650% of the next $500 million of the fund’s average daily net assets; (d) 0.625% of the next $1 billion of the fund’s average daily net assets; (e) 0.600% of the next $10 billion of the fund’s average daily net assets; and (f) 0.575% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
30	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$91,040
Class C	5,317
Class I	459,602
Class R2	3,736
Class R4	3,817
Class	Expense reduction
Class R5	$4,577
Class R6	294,940
Class NAV	82,723
Total	$945,752

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $51,478 for Class R4 shares for the year ended March 31, 2024.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $582,462 for the year ended March 31, 2024. Of this amount, $98,973 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $483,489 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $6,934 and $2,889 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,064,425	$1,490,186
Class C	717,944	87,329
Class I	—	7,513,943
Class R2	252,151	2,611
Class R4	180,173	2,672
Class R5	30,889	3,185
Class R6	—	204,996
Total	$4,245,582	$9,304,922
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
32	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$26,750,000	2	5.800%	$(8,619)
Lender	$21,483,333	6	5.798%	$20,758
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,701,646	$177,238,073	11,487,537	$260,789,383
Distributions reinvested	3,177,329	73,491,614	3,232,754	69,439,558
Repurchased	(12,138,567)	(279,426,771)	(9,230,692)	(208,120,479)
Net increase (decrease)	(1,259,592)	$(28,697,084)	5,489,599	$122,108,462
Class C shares
Sold	445,236	$9,455,571	540,145	$11,257,476
Distributions reinvested	195,360	4,126,012	255,062	5,034,920
Repurchased	(1,572,352)	(33,160,619)	(1,952,915)	(40,475,652)
Net decrease	(931,756)	$(19,579,036)	(1,157,708)	$(24,183,256)
Class I shares
Sold	74,387,539	$1,639,043,358	78,536,957	$1,698,598,666
Distributions reinvested	15,762,790	347,727,141	14,783,198	303,794,722
Repurchased	(67,536,279)	(1,494,368,091)	(77,508,306)	(1,673,382,213)
Net increase	22,614,050	$492,402,408	15,811,849	$329,011,175
Class R2 shares
Sold	298,123	$6,558,945	350,725	$7,554,442
Distributions reinvested	129,113	2,845,651	130,818	2,686,996
Repurchased	(735,815)	(16,386,370)	(415,824)	(8,986,710)
Net increase (decrease)	(308,579)	$(6,981,774)	65,719	$1,254,728
Class R4 shares
Sold	1,084,023	$24,168,781	365,406	$7,960,704
Distributions reinvested	181,207	4,001,056	159,835	3,287,805
Repurchased	(1,397,159)	(30,814,689)	(783,372)	(17,255,440)
Net decrease	(131,929)	$(2,644,852)	(258,131)	$(6,006,931)
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	33

	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	479,056	$10,591,023	605,864	$13,215,144
Distributions reinvested	190,250	4,210,227	180,756	3,723,568
Repurchased	(708,946)	(15,847,525)	(506,554)	(11,099,083)
Net increase (decrease)	(39,640)	$(1,046,275)	280,066	$5,839,629
Class R6 shares
Sold	31,623,440	$707,254,296	38,201,528	$836,424,332
Distributions reinvested	11,472,678	253,775,634	11,897,340	244,966,235
Repurchased	(37,152,114)	(813,365,542)	(35,301,198)	(766,137,436)
Net increase	5,944,004	$147,664,388	14,797,670	$315,253,131
Class NAV shares
Sold	2,539,652	$54,831,789	2,897,018	$61,504,415
Distributions reinvested	3,395,629	75,145,269	3,834,053	78,981,499
Repurchased	(14,724,318)	(328,346,412)	(9,597,497)	(213,276,325)
Net decrease	(8,789,037)	$(198,369,354)	(2,866,426)	$(72,790,411)
Total net increase	17,097,521	$382,748,421	32,162,638	$670,486,527
Affiliates of the fund owned 87% of shares of Class NAV on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,025,269,082 and $6,391,690,188, respectively, for the year ended March 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2024, funds within the John Hancock group of funds complex held 6.5% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	352	$7,490,790	$714,569,241	$(722,054,022)	$94	$(2,582)	$295,733	—	$3,521

34	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $785,825,240 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
38	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2006	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
40	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2006	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	41

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
42	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	43

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
David J. Pyle, CFA
Joshua C. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506271	340A 3/24
5/2024

Annual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
16	Financial statements
19	Financial highlights
25	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Statement regarding liquidity risk management
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell Midcap Value Index, produced a positive absolute return
Favorable trends in economic growth, corporate earnings, and expectations for U.S. Federal Reserve interest-rate cuts proved supportive for investor sentiment.
The fund outpaced its benchmark
Stock selection, particularly in the information technology and healthcare sectors, was the primary driver of relative fund performance.
Sector allocation also contributed
An overweight in the industrials sector helped results, as did underweights in communication services, utilities, and real estate.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

Management’s discussion of fund performance
How would you describe the market backdrop during the 12 months ended March 31, 2024?
U.S. equities posted impressive gains during the period. Economic growth stayed in positive territory despite an extended series of interest-rate hikes by the U.S. Federal Reserve (Fed), raising hopes for a soft landing in the world economy. Investors were also encouraged by indications that the Fed may begin cutting interest rates later in 2024. While expectations regarding the number and timing of potential cuts fluctuated, the markets remained well supported by the trend in favor of looser monetary policy.
Mid-cap value stocks, while producing positive returns, trailed the broader mid-cap space. Investors displayed a clear preference for faster-growing companies, leading to a shortfall in the relative performance for value stocks across all capitialization ranges. However, as the period progressed, some traditional value sectors, including industrials, financials, and energy, rebounded.
What factors affected the fund’s performance?
Stock selection was the primary driver of fund performance. Although the fund’s holdings outpaced the corresponding benchmark components across the majority of sectors, outperformance in the information technology and healthcare sectors were particularly notable. Dell Technologies, Inc. was the leading contributor. The
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Ameriprise Financial, Inc.	2.1
Parker-Hannifin Corp.	2.0
AMETEK, Inc.	1.6
AutoZone, Inc.	1.5
Textron, Inc.	1.5
ICON PLC	1.4
Howmet Aerospace, Inc.	1.4
Cencora, Inc.	1.3
Fifth Third Bancorp	1.3
Check Point Software Technologies, Ltd.	1.2
TOTAL	15.3
Cash and cash equivalents are not included.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

company reported better-than-expected results and it was seen as being well positioned to capitalize on the growth of artificial intelligence (AI). Out-of-benchmark positions in Check Point Software Technologies Ltd. and electronics manufacturer Flex Ltd. also contributed. Contract research organizations ICON PLC and Cencora, Inc. (formerly AmerisourceBergen) were the leading contributors in healthcare.
The industrials sector was an additional area of strength. An out-of-benchmark position in Eaton Corp. PLC, which provides the data-center infrastructure needed to power AI, was a contributor, as was aerospace engineering firm Howmet Aerospace, Inc.
Materials, energy, financials, and utilities were the sectors where our stock picks lagged. Agricultural chemicals producer FMC Corp., which was hurt by disappointing earnings results and weaker guidance, was one of the largest detractors. We exited the fund’s position in the company prior to period end. The fund also fell short in the energy sector, largely a result of our tilt toward natural gas rather than crude oil. An overweight in CenterPoint Energy, Inc. was another detractor.
Can you tell us about a change to the portfolio management team?
Effective December 31, 2023, Joseph F. Feeney, Jr., CFA, is no longer part of the portfolio management team.
MANAGED BY

Steven L. Pollack, CFA
Timothy P. Collard
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc. (Boston Partners), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of ORIX Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	18.90	11.31	9.27	70.90	142.77
Class C	23.19	11.62	9.01	73.24	137.02
Class I1	25.46	12.74	10.12	82.16	162.12
Class R2[1]	24.93	12.29	9.68	78.56	151.93
Class R4[1]	25.25	12.57	9.95	80.79	158.22
Class R6[1]	25.59	12.86	10.23	83.10	164.76
Index†	20.40	9.94	8.57	60.59	127.53
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.12	1.87	0.87	1.26	1.11	0.76
Net (%)	1.11	1.86	0.86	1.25	1.00	0.75
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Value Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	3-31-14	23,702	23,702	22,753
Class I1	3-31-14	26,212	26,212	22,753
Class R2[1]	3-31-14	25,193	25,193	22,753
Class R4[1]	3-31-14	25,822	25,822	22,753
Class R6[1]	3-31-14	26,476	26,476	22,753
The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,217.00	$6.21	1.12%
	Hypothetical example	1,000.00	1,019.40	5.65	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,212.40	10.34	1.87%
	Hypothetical example	1,000.00	1,015.70	9.42	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,218.20	4.82	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,215.80	6.92	1.25%
	Hypothetical example	1,000.00	1,018.80	6.31	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,217.50	5.54	1.00%
	Hypothetical example	1,000.00	1,020.00	5.05	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,219.00	4.16	0.75%
	Hypothetical example	1,000.00	1,021.30	3.79	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 98.8%		$23,138,921,629
(Cost $15,656,859,621)
Communication services 1.0%		224,644,696
Entertainment 0.6%
Take-Two Interactive Software, Inc. (A)	991,087	147,166,509
Interactive media and services 0.4%
TripAdvisor, Inc. (A)	2,787,988	77,478,187
Consumer discretionary 12.5%		2,917,157,316
Automobile components 1.1%
Gentex Corp.	4,248,684	153,462,466
Lear Corp.	763,049	110,550,539
Automobiles 0.6%
Harley-Davidson, Inc.	3,081,449	134,782,579
Broadline retail 0.3%
eBay, Inc.	1,478,678	78,044,625
Distributors 0.8%
LKQ Corp.	3,458,367	184,711,381
Diversified consumer services 1.0%
frontdoor, Inc. (A)	3,536,561	115,221,157
H&R Block, Inc.	2,436,389	119,651,064
Hotels, restaurants and leisure 3.3%
Boyd Gaming Corp.	1,857,966	125,078,271
Churchill Downs, Inc.	631,115	78,100,481
Darden Restaurants, Inc.	630,639	105,411,309
Expedia Group, Inc. (A)	1,309,654	180,404,839
Marriott International, Inc., Class A	514,473	129,806,683
Wyndham Hotels & Resorts, Inc.	1,824,258	140,011,802
Household durables 2.2%
Garmin, Ltd.	1,055,027	157,061,869
NVR, Inc. (A)	17,309	140,202,208
Tempur Sealy International, Inc.	3,630,738	206,298,533
Specialty retail 2.5%
AutoZone, Inc. (A)	114,017	359,341,678
Ross Stores, Inc.	1,579,004	231,734,627
Textiles, apparel and luxury goods 0.7%
Ralph Lauren Corp.	890,931	167,281,205
Consumer staples 2.3%		548,105,705
Beverages 1.3%
Coca-Cola Europacific Partners PLC	1,651,224	115,503,119
Constellation Brands, Inc., Class A	718,143	195,162,542
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail 1.0%
U.S. Foods Holding Corp. (A)	4,399,482	$237,440,044
Energy 5.8%		1,362,491,714
Energy equipment and services 2.4%
Halliburton Company	6,367,663	251,013,275
Tidewater, Inc. (A)	1,329,176	122,284,192
Weatherford International PLC (A)	1,585,189	182,962,514
Oil, gas and consumable fuels 3.4%
Chord Energy Corp.	689,916	122,970,628
Diamondback Energy, Inc.	801,878	158,908,163
EQT Corp.	2,862,245	106,103,422
Phillips 66	1,568,604	256,215,777
Range Resources Corp.	4,706,179	162,033,743
Financials 15.5%		3,634,869,434
Banks 2.9%
East West Bancorp, Inc.	1,190,938	94,215,105
Fifth Third Bancorp	8,414,470	313,102,429
Huntington Bancshares, Inc.	19,521,820	272,329,389
Capital markets 5.1%
Ameriprise Financial, Inc.	1,143,045	501,156,650
Ares Management Corp., Class A	1,460,174	194,173,939
Evercore, Inc., Class A	959,965	184,879,659
LPL Financial Holdings, Inc.	856,350	226,247,670
The Carlyle Group, Inc.	1,733,971	81,340,580
Consumer finance 2.2%
Ally Financial, Inc.	2,790,619	113,271,225
Discover Financial Services	892,552	117,004,642
SLM Corp.	5,348,943	116,553,468
Synchrony Financial	3,971,974	171,271,519
Financial services 1.2%
Global Payments, Inc.	532,465	71,169,272
Rocket Companies, Inc., Class A (A)(B)(C)	6,992,491	101,740,744
Voya Financial, Inc.	1,486,560	109,886,515
Insurance 4.1%
Arthur J. Gallagher & Company	532,464	133,137,299
Everest Group, Ltd.	411,302	163,492,545
First American Financial Corp.	2,779,007	169,658,377
Globe Life, Inc.	1,160,108	135,001,768
Markel Group, Inc. (A)	95,973	146,021,000
RenaissanceRe Holdings, Ltd.	226,736	53,289,762
The Travelers Companies, Inc.	720,978	165,925,877
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value
Health care 6.5%		$1,524,545,150
Health care equipment and supplies 0.9%
Zimmer Biomet Holdings, Inc.	1,501,414	198,156,620
Health care providers and services 2.9%
Cencora, Inc.	1,298,342	315,484,123
Centene Corp. (A)	1,635,023	128,316,605
Molina Healthcare, Inc. (A)	591,498	243,005,123
Life sciences tools and services 2.7%
Avantor, Inc. (A)	8,898,951	227,546,177
Fortrea Holdings, Inc. (A)	2,140,611	85,924,126
ICON PLC (A)	970,717	326,112,376
Industrials 25.5%		5,976,836,450
Aerospace and defense 5.3%
BWX Technologies, Inc.	1,770,977	181,737,660
Curtiss-Wright Corp.	893,743	228,744,583
Howmet Aerospace, Inc.	4,700,281	321,640,229
L3Harris Technologies, Inc.	735,036	156,636,172
Textron, Inc.	3,636,150	348,815,870
Air freight and logistics 0.8%
Expeditors International of Washington, Inc.	1,590,320	193,335,202
Building products 3.4%
Advanced Drainage Systems, Inc.	947,852	163,258,028
Allegion PLC	1,611,824	217,128,811
Builders FirstSource, Inc. (A)	387,891	80,894,668
Masco Corp.	3,137,425	247,480,084
Resideo Technologies, Inc. (A)	4,264,960	95,620,403
Commercial services and supplies 0.7%
RB Global, Inc.	2,256,326	171,864,351
Electrical equipment 3.4%
AMETEK, Inc.	2,004,843	366,685,785
Atkore, Inc.	752,155	143,180,226
Eaton Corp. PLC	315,462	98,638,658
nVent Electric PLC	2,462,861	185,699,719
Ground transportation 1.9%
Landstar System, Inc.	873,390	168,354,656
Norfolk Southern Corp.	1,111,165	283,202,624
Machinery 4.9%
Dover Corp.	1,599,318	283,383,156
Fortive Corp.	2,017,020	173,504,060
ITT, Inc.	640,239	87,091,711
Otis Worldwide Corp.	1,479,308	146,850,905
Parker-Hannifin Corp.	825,859	459,004,173
12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Passenger airlines 0.6%
Alaska Air Group, Inc. (A)	2,944,964	$126,604,002
Professional services 3.6%
ASGN, Inc. (A)	753,146	78,899,575
Equifax, Inc.	486,346	130,107,282
Jacobs Solutions, Inc.	864,059	132,831,790
Leidos Holdings, Inc.	721,440	94,573,570
Robert Half, Inc.	2,158,004	171,086,557
Science Applications International Corp.	1,206,439	157,307,581
TransUnion	818,912	65,349,178
Trading companies and distributors 0.9%
Ferguson PLC	994,942	217,325,181
Information technology 9.8%		2,294,142,448
Electronic equipment, instruments and components 3.5%
Arrow Electronics, Inc. (A)	323,852	41,925,880
CDW Corp.	407,412	104,207,841
Flex, Ltd. (A)	6,789,744	194,254,576
Keysight Technologies, Inc. (A)	400,304	62,599,540
TE Connectivity, Ltd.	1,134,171	164,726,996
Zebra Technologies Corp., Class A (A)	818,363	246,687,343
IT services 0.7%
Cognizant Technology Solutions Corp., Class A	2,087,702	153,007,680
Semiconductors and semiconductor equipment 2.3%
Microchip Technology, Inc.	1,419,053	127,303,245
NXP Semiconductors NV	367,539	91,065,138
Qorvo, Inc. (A)	806,633	92,625,667
Teradyne, Inc.	1,975,686	222,916,651
Software 1.9%
Check Point Software Technologies, Ltd. (A)	1,745,679	286,308,813
Gen Digital, Inc.	7,477,151	167,488,182
Technology hardware, storage and peripherals 1.4%
Dell Technologies, Inc., Class C	2,131,687	243,246,804
NetApp, Inc.	912,433	95,778,092
Materials 7.7%		1,802,096,035
Chemicals 3.5%
CF Industries Holdings, Inc.	2,284,244	190,071,943
Corteva, Inc.	2,229,803	128,592,739
DuPont de Nemours, Inc.	1,793,678	137,521,292
Olin Corp.	2,446,027	143,826,388
PPG Industries, Inc.	1,267,208	183,618,439
The Mosaic Company	936,297	30,265,177
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

	Shares	Value
Materials (continued)
Containers and packaging 2.5%
Avery Dennison Corp.	759,371	$169,529,576
Ball Corp.	3,023,777	203,681,619
Packaging Corp. of America	1,078,055	204,593,278
Metals and mining 1.7%
Commercial Metals Company	2,280,615	134,031,744
Freeport-McMoRan, Inc.	4,133,643	194,363,894
Teck Resources, Ltd., Class B	1,791,174	81,999,946
Real estate 7.9%		1,856,792,493
Health care REITs 0.4%
Welltower, Inc.	981,636	91,724,068
Industrial REITs 1.0%
EastGroup Properties, Inc.	709,647	127,573,241
Rexford Industrial Realty, Inc.	2,155,321	108,412,646
Residential REITs 2.4%
American Homes 4 Rent, Class A	2,166,966	79,701,009
Equity LifeStyle Properties, Inc.	2,110,337	135,905,703
Equity Residential	2,021,780	127,594,536
Essex Property Trust, Inc.	523,976	128,274,565
Invitation Homes, Inc.	2,399,486	85,445,696
Retail REITs 1.9%
Regency Centers Corp.	3,099,726	187,719,407
Simon Property Group, Inc.	1,726,409	270,165,744
Specialized REITs 2.2%
Extra Space Storage, Inc.	650,460	95,617,620
Lamar Advertising Company, Class A	1,917,384	228,954,823
VICI Properties, Inc.	6,368,024	189,703,435
Utilities 4.3%		997,240,188
Electric utilities 2.3%
American Electric Power Company, Inc.	1,823,920	157,039,512
Entergy Corp.	1,684,534	178,021,553
FirstEnergy Corp.	2,695,783	104,111,139
OGE Energy Corp.	2,851,601	97,809,914
Multi-utilities 2.0%
CenterPoint Energy, Inc.	9,489,302	270,350,214
DTE Energy Company	1,693,489	189,907,856

14	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.7%			$394,420,998
(Cost $394,421,628)
Short-term funds 1.7%			394,420,998
John Hancock Collateral Trust (D)	5.2975(E)	229,030	2,289,707
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(E)	392,131,291	392,131,291

Total investments (Cost $16,051,281,249) 100.5%	$23,533,342,627
Other assets and liabilities, net (0.5%)	(109,075,894)
Total net assets 100.0%	$23,424,266,733

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	All or a portion of this security is on loan as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $16,145,475,747. Net unrealized appreciation aggregated to $7,387,866,880, of which $7,438,655,267 related to gross unrealized appreciation and $50,788,387 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $15,981,178,803) including $2,217,554 of securities loaned	$23,429,312,176
Affiliated investments, at value (Cost $70,102,446)	104,030,451
Total investments, at value (Cost $16,051,281,249)	23,533,342,627
Cash	1,324,938
Dividends and interest receivable	34,437,799
Receivable for fund shares sold	32,617,090
Receivable for securities lending income	4,004
Other assets	1,670,303
Total assets	23,603,396,761
Liabilities
Payable for investments purchased	149,438,897
Payable for fund shares repurchased	22,854,505
Payable upon return of securities loaned	2,283,000
Payable to affiliates
Accounting and legal services fees	1,339,356
Transfer agent fees	1,626,402
Distribution and service fees	31,717
Trustees’ fees	38,105
Other liabilities and accrued expenses	1,518,046
Total liabilities	179,130,028
Net assets	$23,424,266,733
Net assets consist of
Paid-in capital	$15,015,945,799
Total distributable earnings (loss)	8,408,320,934
Net assets	$23,424,266,733

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,509,663,586 ÷ 53,297,680 shares)[1]	$28.33
Class C ($62,600,090 ÷ 2,220,086 shares)[1]	$28.20
Class I ($14,709,275,786 ÷ 492,659,047 shares)	$29.86
Class R2 ($51,577,995 ÷ 1,737,025 shares)	$29.69
Class R4 ($250,474,074 ÷ 8,401,425 shares)	$29.81
Class R6 ($6,840,675,202 ÷ 229,136,449 shares)	$29.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$371,752,383
Interest	9,138
Securities lending	1,343,210
Less foreign taxes withheld	(1,184,738)
Total investment income	371,919,993
Expenses
Investment management fees	146,011,897
Distribution and service fees	5,017,694
Accounting and legal services fees	4,398,531
Transfer agent fees	18,036,843
Trustees’ fees	497,918
Custodian fees	2,247,464
State registration fees	351,917
Printing and postage	1,387,280
Professional fees	621,706
Other	460,383
Total expenses	179,031,633
Less expense reductions	(1,725,039)
Net expenses	177,306,594
Net investment income	194,613,399
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,629,331,765
Affiliated investments	346,376
1,629,678,141
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,975,246,785
Affiliated investments	33,928,005
3,009,174,790
Net realized and unrealized gain	4,638,852,931
Increase in net assets from operations	$4,833,466,330
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$194,613,399	$212,538,216
Net realized gain	1,629,678,141	448,458,865
Change in net unrealized appreciation (depreciation)	3,009,174,790	(1,813,904,818)
Increase (decrease) in net assets resulting from operations	4,833,466,330	(1,152,907,737)
Distributions to shareholders
From earnings
Class A	(54,495,649)	(68,491,079)
Class C	(1,841,701)	(2,338,456)
Class I	(538,274,218)	(658,888,932)
Class R2	(1,795,176)	(4,080,287)
Class R4	(8,373,414)	(6,150,289)
Class R6	(248,359,399)	(236,898,601)
Total distributions	(853,139,557)	(976,847,644)
From fund share transactions	(276,872,884)	445,042,085
Total increase (decrease)	3,703,453,889	(1,684,713,296)
Net assets
Beginning of year	19,720,812,844	21,405,526,140
End of year	$23,424,266,733	$19,720,812,844
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.54	$26.25	$25.33	$14.91	$19.08
Net investment income[1]	0.17	0.20	0.09	0.10	0.14
Net realized and unrealized gain (loss) on investments	5.66	(1.69)	2.60	10.54	(3.83)
Total from investment operations	5.83	(1.49)	2.69	10.64	(3.69)
Less distributions
From net investment income	(0.20)	(0.19)	(0.07)	(0.14)	(0.14)
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(1.04)	(1.22)	(1.77)	(0.22)	(0.48)
Net asset value, end of period	$28.33	$23.54	$26.25	$25.33	$14.91
Total return (%)[2,3]	25.16	(5.53)	10.91	71.55	(20.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,510	$1,363	$1,486	$1,204	$782
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.12	1.11	1.12	1.12
Expenses including reductions	1.12	1.11	1.10	1.11	1.12
Net investment income	0.68	0.83	0.34	0.52	0.70
Portfolio turnover (%)	47	41	26	52[4]	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.45	$26.14	$25.34	$14.94	$19.13
Net investment income (loss)[1]	(0.02)	0.02	(0.12)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	5.61	(1.68)	2.62	10.53	(3.84)
Total from investment operations	5.59	(1.66)	2.50	10.48	(3.85)
Less distributions
From net investment income	—[2]	—	—	—	—
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Net asset value, end of period	$28.20	$23.45	$26.14	$25.34	$14.94
Total return (%)[3,4]	24.19	(6.22)	10.12	70.20	(20.63)
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$56	$62	$92	$107
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.87	1.86	1.87	1.87
Expenses including reductions	1.87	1.86	1.85	1.86	1.87
Net investment income (loss)	(0.07)	0.08	(0.46)	(0.23)	(0.07)
Portfolio turnover (%)	47	41	26	52[5]	54

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.76	$27.55	$26.49	$15.58	$19.91
Net investment income[1]	0.24	0.27	0.16	0.16	0.20
Net realized and unrealized gain (loss) on investments	5.96	(1.78)	2.74	11.02	(4.00)
Total from investment operations	6.20	(1.51)	2.90	11.18	(3.80)
Less distributions
From net investment income	(0.26)	(0.25)	(0.14)	(0.19)	(0.19)
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(1.10)	(1.28)	(1.84)	(0.27)	(0.53)
Net asset value, end of period	$29.86	$24.76	$27.55	$26.49	$15.58
Total return (%)[2]	25.46	(5.31)	11.23	71.97	(19.84)
Ratios and supplemental data
Net assets, end of period (in millions)	$14,709	$13,215	$14,847	$11,932	$6,349
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.86	0.87	0.87
Expenses including reductions	0.87	0.86	0.85	0.86	0.87
Net investment income	0.93	1.08	0.59	0.78	0.97
Portfolio turnover (%)	47	41	26	52[3]	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

CLASS R2 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.64	$27.41	$26.37	$15.53	$19.85
Net investment income[1]	0.14	0.17	0.05	0.08	0.11
Net realized and unrealized gain (loss) on investments	5.91	(1.76)	2.73	10.96	(3.98)
Total from investment operations	6.05	(1.59)	2.78	11.04	(3.87)
Less distributions
From net investment income	(0.16)	(0.15)	(0.04)	(0.12)	(0.11)
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(1.00)	(1.18)	(1.74)	(0.20)	(0.45)
Net asset value, end of period	$29.69	$24.64	$27.41	$26.37	$15.53
Total return (%)[2]	24.93	(5.65)	10.78	71.23	(20.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$89	$103	$106	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.26	1.25	1.25	1.26
Expenses including reductions	1.25	1.25	1.24	1.24	1.25
Net investment income	0.52	0.68	0.18	0.39	0.54
Portfolio turnover (%)	47	41	26	52[3]	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.73	$27.51	$26.46	$15.57	$19.90
Net investment income[1]	0.21	0.24	0.12	0.14	0.17
Net realized and unrealized gain (loss) on investments	5.93	(1.77)	2.73	10.99	(4.00)
Total from investment operations	6.14	(1.53)	2.85	11.13	(3.83)
Less distributions
From net investment income	(0.22)	(0.22)	(0.10)	(0.16)	(0.16)
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(1.06)	(1.25)	(1.80)	(0.24)	(0.50)
Net asset value, end of period	$29.81	$24.73	$27.51	$26.46	$15.57
Total return (%)[2]	25.25	(5.42)	11.06	71.69	(19.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$250	$133	$141	$130	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.10	1.11	1.11
Expenses including reductions	1.00	1.00	0.99	1.00	1.00
Net investment income	0.81	0.94	0.43	0.65	0.81
Portfolio turnover (%)	47	41	26	52[3]	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	23

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.75	$27.54	$26.48	$15.58	$19.90
Net investment income[1]	0.28	0.30	0.19	0.18	0.23
Net realized and unrealized gain (loss) on investments	5.95	(1.78)	2.74	11.01	(4.00)
Total from investment operations	6.23	(1.48)	2.93	11.19	(3.77)
Less distributions
From net investment income	(0.29)	(0.28)	(0.17)	(0.21)	(0.21)
From net realized gain	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	(1.13)	(1.31)	(1.87)	(0.29)	(0.55)
Net asset value, end of period	$29.85	$24.75	$27.54	$26.48	$15.58
Total return (%)[2]	25.59	(5.21)	11.36	72.06	(19.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$6,841	$4,866	$4,768	$3,778	$2,546
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.75	0.76	0.76
Expenses including reductions	0.75	0.75	0.75	0.75	0.76
Net investment income	1.05	1.20	0.69	0.88	1.08
Portfolio turnover (%)	47	41	26	52[3]	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	25

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2024, the fund loaned securities valued at $2,217,554 and received $2,283,000 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $72,651.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	27

For federal income tax purposes, net capital losses of $28,015,668 that are a result of security transactions occurring after October 31, 2023, are treated as occurring on April 1, 2025, the first day of the fund’s next taxable year.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$283,731,834	$266,357,404
Long-term capital gains	569,407,723	710,490,240
Total	$853,139,557	$976,847,644
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $37,634,874 of undistributed ordinary income and $1,010,834,848 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

$1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101,612
Class C	4,190
Class I	976,752
Class R2	5,463
Class	Expense reduction
Class R4	$14,148
Class R6	433,495
Total	$1,535,660

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $189,379 for Class R4 shares for the year ended March 31, 2024.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	29

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $810,088 for the year ended March 31, 2024. Of this amount, $135,418 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $674,670 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $10,089 and $5,337 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,420,421	$1,663,655
Class C	564,135	68,597
Class I	—	15,991,629
Class R2	371,532	3,927
Class R4	661,606	9,665
Class R6	—	299,370
Total	$5,017,694	$18,036,843
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,100,000	7	5.802%	$9,138
30	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,830,352	$220,248,575	13,852,974	$329,231,098
Distributions reinvested	1,876,729	48,607,289	2,704,219	61,764,360
Repurchased	(15,297,022)	(381,079,331)	(15,257,713)	(364,805,578)
Net increase (decrease)	(4,589,941)	$(112,223,467)	1,299,480	$26,189,880
Class C shares
Sold	462,044	$11,553,466	641,646	$15,346,063
Distributions reinvested	68,882	1,779,899	97,300	2,218,445
Repurchased	(685,260)	(17,014,599)	(718,198)	(17,155,641)
Net increase (decrease)	(154,334)	$(3,681,234)	20,748	$408,867
Class I shares
Sold	103,001,694	$2,715,569,997	117,343,311	$2,967,254,216
Distributions reinvested	18,636,833	508,412,799	24,894,249	597,710,907
Repurchased	(162,679,164)	(4,248,287,090)	(147,506,347)	(3,736,180,507)
Net decrease	(41,040,637)	$(1,024,304,294)	(5,268,787)	$(171,215,384)
Class R2 shares
Sold	594,212	$15,461,530	783,545	$19,469,456
Distributions reinvested	55,899	1,518,217	154,604	3,698,119
Repurchased	(2,518,559)	(66,821,044)	(1,079,417)	(27,006,900)
Net decrease	(1,868,448)	$(49,841,297)	(141,268)	$(3,839,325)
Class R4 shares
Sold	5,352,995	$138,191,240	1,139,876	$28,838,842
Distributions reinvested	307,282	8,373,414	256,477	6,150,289
Repurchased	(2,631,241)	(68,766,216)	(1,133,100)	(28,644,353)
Net increase	3,029,036	$77,798,438	263,253	$6,344,778
Class R6 shares
Sold	70,766,857	$1,827,825,898	52,018,688	$1,332,338,484
Distributions reinvested	7,626,607	207,977,576	9,178,130	220,183,349
Repurchased	(45,831,627)	(1,200,424,504)	(37,772,828)	(965,368,564)
Net increase	32,561,837	$835,378,970	23,423,990	$587,153,269
Total net increase (decrease)	(12,062,487)	$(276,872,884)	19,597,416	$445,042,085
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	31

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $9,511,711,391 and $10,056,701,430, respectively, for the year ended March 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	229,030	—	$702,741,899	$(700,457,608)	$6,046	$(630)	$1,343,210	—	$2,289,707

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended March 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A	6,992,491	—	$70,146,351	$(2,674,572)	$340,330	$33,928,635	—	—	$101,740,744
32	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Mid Cap Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $661,588,141 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Mid Cap Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2006	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2006	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

38	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

40	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Timothy P. Collard
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	41

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506296	363A 3/24
5/2024

Annual report
John Hancock
Global Shareholder Yield Fund
International equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the 12 months ended March 31, 2024. Economic growth remained in positive territory despite an extended series of interest-rate hikes by the world’s major central banks, raising hopes for a soft landing for the world economy. Investors were further encouraged by indications from the U.S. Federal Reserve that it may cut interest rates later in 2024. While expectations regarding the number and timing of potential cuts fluctuated considerably, the markets remained well supported by the broader trend in favor of looser monetary policy.
The United States was the top performer among major developed markets, reflecting the outperformance of several mega-cap technology stocks. Japan was another notable standout thanks to the combination of improving growth, falling inflation, and its central bank’s shift away from its longstanding zero interest-rate policy. Europe’s smaller markets also performed well, augmenting gains for the region’s core nations. The emerging markets, while positive in absolute terms, lagged due to persistent concerns about China’s economic growth.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
23	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Statement regarding liquidity risk management
36	Trustees and Officers
40	More information
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Developed-market equities rallied amid a resilient global economy
Stocks posted positive results as the global economy managed to avoid falling into a recession and investors came to expect a shift to more accommodative monetary policies.
The fund lagged its benchmark, the MSCI World Index
The fund posted a gain but underperformed its benchmark due in part to stock selection in the communication services, health care, and industrials sectors.
Allocations in certain sectors contributed to performance
An overweight to real estate and consumer staples were among the positive selections.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

Management’s discussion of fund performance
What were the main drivers of global developed-market equity performance during the 12 months ended March 31, 2024?
The fund’s benchmark posted a positive result for the period, as monetary policy actions and a strong labor market gradually pushed down the odds of a global recession. Owing in part to high interest rates, inflation generally eased in most developed markets after peaking in 2022. By late 2023, the U.S. Federal Reserve signaled the likelihood that it would begin to cut rates at some point in 2024 and other major central banks indicated that they are also expected to shift toward more accommodative policies.
These expectations reignited risk-on investor sentiment, providing a positive catalyst for stocks. However, market leadership was narrow through much of the period, as many of the U.S. mega-cap technology companies that had outperformed in recent years led the market again. The gains recorded by this select group were fueled in part by optimism over prospects for widespread adoption of generative artificial intelligence technology. The broader market’s momentum was also driven by profit margin durability owing to expense controls and productivity gains, benign credit normalization, and infrastructure growth.
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Broadcom, Inc.	2.5
Microsoft Corp.	2.5
IBM Corp.	2.2
AbbVie, Inc.	2.0
Iron Mountain, Inc.	1.9
TotalEnergies SE	1.8
AXA SA	1.7
Deutsche Telekom AG	1.6
Coca-Cola Europacific Partners PLC	1.6
Restaurant Brands International, Inc.	1.5
TOTAL	19.3
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2024 (% of net assets)
United States	60.1
United Kingdom	8.9
France	7.2
Canada	6.0
Germany	5.4
Switzerland	3.0
South Korea	2.2
Taiwan	1.3
Japan	1.2
Italy	1.1
TOTAL	96.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

How did the fund perform in this environment?
The fund posted a gain but underperformed its benchmark, largely due to the fact that it didn’t hold many of the mega-cap stocks that outperformed during the period. At the sector level, stock selection in communication services, health care, and information technology weighed on relative performance. The fund’s overweight in utilities and its underweight in the outperforming information technology sector also detracted.
At the individual security level, a position in Bayer AG, a German multinational pharmaceutical and biotechnology company, was among the largest detractors. We sold the fund’s position in Bayer prior to period end. A position in Broadcom, Inc., a U.S. semiconductor firm, was among the largest contributors to performance.
Can you tell us about a recent change to the portfolio management team?
Effective March 31, 2024, William W. Priest, CFA, will no longer serve as a portfolio manager of the fund.
MANAGED BY

John Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A. Welhoelter, CFA
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 3-31-24	as of 3-31-24
Class A	8.73	6.08	4.98	34.30	62.53	2.05	1.84
Class C	12.61	6.37	4.75	36.18	59.10	1.42	1.25
Class I1	14.82	7.45	5.81	43.20	75.91	2.41	2.23
Class R2[1]	14.32	7.04	5.39	40.51	69.07	2.01	1.86
Class R6[1]	14.96	7.55	5.93	43.89	77.84	2.50	2.35
Class NAV[1]	14.94	7.54	5.93	43.84	77.88	2.50	2.35
Index††	25.11	12.07	9.39	76.81	145.42	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2025 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	1.39	0.88	0.88
Net (%)	1.09	1.84	0.84	1.24	0.74	0.87
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	3-31-14	15,910	15,910	24,542
Class I1	3-31-14	17,591	17,591	24,542
Class R2[1]	3-31-14	16,907	16,907	24,542
Class R6[1]	3-31-14	17,784	17,784	24,542
Class NAV[1]	3-31-14	17,788	17,788	24,542
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,154.70	$5.87	1.09%
	Hypothetical example	1,000.00	1,019.60	5.50	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,150.00	9.89	1.84%
	Hypothetical example	1,000.00	1,015.80	9.27	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,156.30	4.53	0.84%
	Hypothetical example	1,000.00	1,020.80	4.24	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,153.70	6.62	1.23%
	Hypothetical example	1,000.00	1,018.90	6.21	1.23%
Class R6	Actual expenses/actual returns	1,000.00	1,157.20	3.99	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,157.00	3.99	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 98.7%		$1,214,729,073
(Cost $870,131,914)
Austria 0.9%		11,710,480
BAWAG Group AG (A)(B)	185,024	11,710,480
Canada 6.0%		73,648,451
BCE, Inc.	248,728	8,452,216
Enbridge, Inc.	292,538	10,571,581
Great-West Lifeco, Inc.	217,253	6,947,990
Nutrien, Ltd. (New York Stock Exchange)	131,012	7,115,262
Restaurant Brands International, Inc.	240,142	19,079,282
Rogers Communications, Inc., Class B	152,339	6,241,788
Royal Bank of Canada	71,737	7,235,398
TELUS Corp.	500,373	8,004,934
France 7.2%		88,083,196
AXA SA	543,712	20,419,600
Cie Generale des Etablissements Michelin SCA	253,437	9,712,591
Orange SA	943,183	11,091,883
Sanofi SA	175,328	17,056,751
TotalEnergies SE	318,528	21,911,417
Vinci SA	61,490	7,890,954
Germany 5.4%		66,310,668
Allianz SE	49,025	14,693,687
Deutsche Post AG	312,157	13,453,195
Deutsche Telekom AG	816,261	19,814,397
Muenchener Rueckversicherungs-Gesellschaft AG	19,389	9,464,593
Siemens AG	46,532	8,884,796
Ireland 0.9%		11,296,906
Medtronic PLC	129,626	11,296,906
Italy 1.1%		13,916,558
Snam SpA	2,947,350	13,916,558
Japan 1.2%		15,330,850
Astellas Pharma, Inc.	572,100	6,145,926
Toyota Motor Corp.	363,400	9,184,924
Norway 0.5%		5,944,994
Orkla ASA	841,743	5,944,994
South Korea 2.2%		26,527,229
Hyundai Glovis Company, Ltd.	52,903	7,100,323
Samsung Electronics Company, Ltd., GDR (A)	6,924	10,280,296
SK Telecom Company, Ltd.	231,002	9,146,610
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland 3.0%		$36,798,430
Garmin, Ltd.	50,376	7,499,475
Nestle SA	55,951	5,944,791
Novartis AG	174,220	16,874,677
Roche Holding AG	25,378	6,479,487
Taiwan 1.3%		16,203,827
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	119,102	16,203,827
United Kingdom 8.9%		109,613,964
AstraZeneca PLC, ADR	202,749	13,736,245
BAE Systems PLC	560,609	9,555,806
British American Tobacco PLC	387,494	11,760,850
Coca-Cola Europacific Partners PLC	281,689	19,704,146
GSK PLC	618,221	13,273,432
Imperial Brands PLC	531,714	11,886,242
National Grid PLC	800,750	10,789,298
Schroders PLC	1,329,784	6,317,592
Unilever PLC	250,795	12,590,353
United States 60.1%		739,343,520
AbbVie, Inc.	135,167	24,613,911
Air Products & Chemicals, Inc.	23,543	5,703,763
American Electric Power Company, Inc.	123,534	10,636,277
Analog Devices, Inc.	92,788	18,352,539
Apple, Inc.	48,596	8,333,242
AT&T, Inc.	702,624	12,366,182
Bank of America Corp.	205,519	7,793,280
Best Buy Company, Inc.	91,403	7,497,788
Bristol-Myers Squibb Company	125,195	6,789,325
Broadcom, Inc.	23,182	30,725,655
Chevron Corp.	42,932	6,772,094
Cisco Systems, Inc.	324,621	16,201,834
Columbia Banking System, Inc.	342,901	6,635,134
Cummins, Inc.	42,932	12,649,914
CVS Health Corp.	88,911	7,091,541
Dell Technologies, Inc., Class C	108,854	12,421,330
Dow, Inc.	191,117	11,071,408
Duke Energy Corp.	73,688	7,126,366
Eaton Corp. PLC	22,311	6,976,203
Eli Lilly & Company	9,250	7,196,130
Emerson Electric Company	66,475	7,539,595
Entergy Corp.	75,061	7,932,446
Enterprise Products Partners LP	601,601	17,554,717
Essential Utilities, Inc.	187,352	6,941,392
Hasbro, Inc.	152,616	8,625,856
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

	Shares	Value
United States (continued)
Hewlett Packard Enterprise Company	571,898	$10,139,752
IBM Corp.	144,108	27,518,864
Iron Mountain, Inc.	285,012	22,860,813
Johnson & Johnson	47,917	7,579,990
JPMorgan Chase & Co.	69,799	13,980,740
KLA Corp.	21,210	14,816,670
Lazard, Inc.	333,207	13,951,377
Linde PLC	14,957	6,944,834
Lockheed Martin Corp.	14,403	6,551,493
LyondellBasell Industries NV, Class A	124,087	12,691,618
McDonald’s Corp.	21,327	6,013,148
Merck & Company, Inc.	70,352	9,282,946
Meta Platforms, Inc., Class A	13,867	6,733,538
MetLife, Inc.	182,530	13,527,298
Microsoft Corp.	72,845	30,647,348
Mondelez International, Inc., Class A	87,249	6,107,430
MPLX LP	308,648	12,827,411
MSC Industrial Direct Company, Inc., Class A	139,874	13,573,373
NetApp, Inc.	93,619	9,827,186
NextEra Energy, Inc.	162,865	10,408,702
NiSource, Inc.	375,030	10,373,330
Omnicom Group, Inc.	93,619	9,058,574
Paychex, Inc.	49,302	6,054,286
PepsiCo, Inc.	34,900	6,107,849
Pfizer, Inc.	251,063	6,966,998
Philip Morris International, Inc.	178,929	16,393,475
Pinnacle West Capital Corp.	97,498	7,286,026
Realty Income Corp.	172,836	9,350,428
Regions Financial Corp.	358,136	7,535,181
RTX Corp.	81,156	7,915,145
Texas Instruments, Inc.	78,641	13,700,049
The Coca-Cola Company	121,594	7,439,121
The Home Depot, Inc.	19,389	7,437,620
The PNC Financial Services Group, Inc.	49,302	7,967,203
The Williams Companies, Inc.	221,185	8,619,579
Truist Financial Corp.	210,505	8,205,485
U.S. Bancorp	193,886	8,666,704
United Parcel Service, Inc., Class B	50,577	7,517,260
UnitedHealth Group, Inc.	12,879	6,371,241
Vail Resorts, Inc.	28,529	6,357,117
Verizon Communications, Inc.	297,609	12,487,674
VICI Properties, Inc.	310,771	9,257,868
Walmart, Inc.	135,366	8,144,972
WEC Energy Group, Inc.	104,699	8,597,882

12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $870,131,914) 98.7%	$1,214,729,073
Other assets and liabilities, net 1.3%	16,431,934
Total net assets 100.0%	$1,231,161,007

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $873,656,080. Net unrealized appreciation aggregated to $341,072,993, of which $365,995,322 related to gross unrealized appreciation and $24,922,329 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $870,131,914)	$1,214,729,073
Cash	10,238,131
Foreign currency, at value (Cost $1,201,954)	1,198,835
Dividends and interest receivable	5,846,079
Receivable for fund shares sold	1,121,708
Receivable for investments sold	6,859,952
Receivable for securities lending income	2,813
Receivable from affiliates	23,720
Other assets	156,801
Total assets	1,240,177,112
Liabilities
Payable for investments purchased	6,620,154
Payable for fund shares repurchased	2,062,437
Payable to affiliates
Accounting and legal services fees	71,514
Transfer agent fees	87,339
Distribution and service fees	132
Trustees’ fees	1,996
Other liabilities and accrued expenses	172,533
Total liabilities	9,016,105
Net assets	$1,231,161,007
Net assets consist of
Paid-in capital	$879,976,349
Total distributable earnings (loss)	351,184,658
Net assets	$1,231,161,007

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($307,895,435 ÷ 27,045,767 shares)[1]	$11.38
Class C ($8,423,357 ÷ 737,597 shares)[1]	$11.42
Class I ($549,807,115 ÷ 48,057,713 shares)	$11.44
Class R2 ($671,353 ÷ 58,526 shares)	$11.47
Class R6 ($288,685,238 ÷ 25,288,227 shares)	$11.42
Class NAV ($75,678,509 ÷ 6,622,957 shares)	$11.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$47,996,459
Interest	347,132
Securities lending	54,582
Less foreign taxes withheld	(2,676,080)
Total investment income	45,722,093
Expenses
Investment management fees	9,631,711
Distribution and service fees	1,001,889
Accounting and legal services fees	249,498
Transfer agent fees	1,045,266
Trustees’ fees	29,426
Custodian fees	333,318
State registration fees	184,567
Printing and postage	110,522
Professional fees	92,666
Other	59,878
Total expenses	12,738,741
Less expense reductions	(2,120,690)
Net expenses	10,618,051
Net investment income	35,104,042
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,068,232
Affiliated investments	(4,826)
6,063,406
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	122,796,476
122,796,476
Net realized and unrealized gain	128,859,882
Increase in net assets from operations	$163,963,924
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$35,104,042	$30,738,377
Net realized gain	6,063,406	39,704,284
Change in net unrealized appreciation (depreciation)	122,796,476	(101,169,309)
Increase (decrease) in net assets resulting from operations	163,963,924	(30,726,648)
Distributions to shareholders
From earnings
Class A	(12,401,925)	(26,216,821)
Class C	(314,372)	(1,121,090)
Class I	(23,435,121)	(31,458,709)
Class R2	(24,149)	(44,492)
Class R6	(12,428,968)	(24,441,577)
Class NAV	(3,467,731)	(8,174,701)
Total distributions	(52,072,266)	(91,457,390)
From fund share transactions	(115,832,093)	245,184,839
Total increase (decrease)	(3,940,435)	123,000,801
Net assets
Beginning of year	1,235,101,442	1,112,100,641
End of year	$1,231,161,007	$1,235,101,442
16	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.36	$11.64	$11.76	$8.62	$11.03
Net investment income[1]	0.29	0.29	0.28	0.27	0.33
Net realized and unrealized gain (loss) on investments	1.17	(0.63)	0.86	3.16	(2.21)
Total from investment operations	1.46	(0.34)	1.14	3.43	(1.88)
Less distributions
From net investment income	(0.27)	(0.33)	(0.28)	(0.29)	(0.33)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.44)	(0.94)	(1.26)	(0.29)	(0.53)
Net asset value, end of period	$11.38	$10.36	$11.64	$11.76	$8.62
Total return (%)[2,3]	14.51	(2.48)	10.05	40.22	(17.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$308	$304	$327	$318	$257
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.29	1.28	1.29	1.29
Expenses including reductions	1.09	1.09	1.09	1.09	1.09
Net investment income	2.70	2.73	2.32	2.58	2.96
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.40	$11.67	$11.79	$8.64	$11.05
Net investment income[1]	0.21	0.22	0.20	0.19	0.25
Net realized and unrealized gain (loss) on investments	1.18	(0.63)	0.85	3.17	(2.21)
Total from investment operations	1.39	(0.41)	1.05	3.36	(1.96)
Less distributions
From net investment income	(0.20)	(0.25)	(0.19)	(0.21)	(0.25)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.37)	(0.86)	(1.17)	(0.21)	(0.45)
Net asset value, end of period	$11.42	$10.40	$11.67	$11.79	$8.64
Total return (%)[2,3]	13.61	(3.15)	9.19	39.22	(18.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$12	$20	$29	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	1.99	1.98	1.99	1.99
Expenses including reductions	1.84	1.84	1.84	1.84	1.84
Net investment income	2.03	2.06	1.63	1.89	2.27
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.41	$11.69	$11.81	$8.65	$11.07
Net investment income[1]	0.31	0.32	0.31	0.29	0.36
Net realized and unrealized gain (loss) on investments	1.19	(0.63)	0.86	3.18	(2.22)
Total from investment operations	1.50	(0.31)	1.17	3.47	(1.86)
Less distributions
From net investment income	(0.30)	(0.36)	(0.31)	(0.31)	(0.36)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.47)	(0.97)	(1.29)	(0.31)	(0.56)
Net asset value, end of period	$11.44	$10.41	$11.69	$11.81	$8.65
Total return (%)[2]	14.82	(2.22)	10.28	40.65	(17.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$550	$550	$377	$396	$605
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	0.99	0.98	0.99	0.99
Expenses including reductions	0.84	0.84	0.84	0.84	0.84
Net investment income	2.95	3.00	2.59	2.78	3.22
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS R2 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.44	$11.71	$11.83	$8.66	$11.08
Net investment income[1]	0.27	0.28	0.27	0.25	0.32
Net realized and unrealized gain (loss) on investments	1.19	(0.62)	0.85	3.19	(2.22)
Total from investment operations	1.46	(0.34)	1.12	3.44	(1.90)
Less distributions
From net investment income	(0.26)	(0.32)	(0.26)	(0.27)	(0.32)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.43)	(0.93)	(1.24)	(0.27)	(0.52)
Net asset value, end of period	$11.47	$10.44	$11.71	$11.83	$8.66
Total return (%)[2]	14.32	(2.53)	9.82	40.19	(18.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.34	1.34	1.35	1.34
Expenses including reductions	1.23	1.21	1.21	1.23	1.22
Net investment income	2.54	2.62	2.20	2.45	2.86
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.39	$11.67	$11.79	$8.64	$11.06
Net investment income[1]	0.32	0.33	0.32	0.30	0.37
Net realized and unrealized gain (loss) on investments	1.19	(0.63)	0.86	3.17	(2.22)
Total from investment operations	1.51	(0.30)	1.18	3.47	(1.85)
Less distributions
From net investment income	(0.31)	(0.37)	(0.32)	(0.32)	(0.37)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.48)	(0.98)	(1.30)	(0.32)	(0.57)
Net asset value, end of period	$11.42	$10.39	$11.67	$11.79	$8.64
Total return (%)[2]	14.96	(2.12)	10.40	40.72	(17.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$289	$279	$278	$275	$245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.88	0.88	0.88	0.88
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	3.05	3.06	2.68	2.94	3.34
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$10.40	$11.68	$11.80	$8.64	$11.06
Net investment income[1]	0.33	0.33	0.32	0.29	0.37
Net realized and unrealized gain (loss) on investments	1.18	(0.63)	0.86	3.19	(2.22)
Total from investment operations	1.51	(0.30)	1.18	3.48	(1.85)
Less distributions
From net investment income	(0.31)	(0.37)	(0.32)	(0.32)	(0.37)
From net realized gain	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.48)	(0.98)	(1.30)	(0.32)	(0.57)
Net asset value, end of period	$11.43	$10.40	$11.68	$11.80	$8.64
Total return (%)[2]	14.94	(2.12)	10.40	40.83	(17.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$89	$109	$120	$325
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.88	0.87	0.87	0.87
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	3.11	3.10	2.68	2.87	3.32
Portfolio turnover (%)	21	28	24	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	23

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$11,710,480	—	$11,710,480	—
Canada	73,648,451	$73,648,451	—	—
France	88,083,196	—	88,083,196	—
Germany	66,310,668	—	66,310,668	—
Ireland	11,296,906	11,296,906	—	—
Italy	13,916,558	—	13,916,558	—
Japan	15,330,850	—	15,330,850	—
Norway	5,944,994	—	5,944,994	—
South Korea	26,527,229	—	26,527,229	—
Switzerland	36,798,430	7,499,475	29,298,955	—
Taiwan	16,203,827	16,203,827	—	—
United Kingdom	109,613,964	33,440,391	76,173,573	—
United States	739,343,520	739,343,520	—	—
Total investments in securities	$1,214,729,073	$881,432,570	$333,296,503	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on
24	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	25

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $7,618.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$33,530,570	$36,225,479
Long-term capital gains	18,541,696	55,231,911
Total	$52,072,266	$91,457,390
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $3,868,228 of undistributed ordinary income and $6,332,514 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
26	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	27

For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$657,711
Class C	16,334
Class I	907,799
Class R2	887
Class	Expense reduction
Class R6	$423,435
Class NAV	114,524
Total	$2,120,690

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $96,755 for the year ended March 31, 2024. Of this amount, $16,665 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $80,090 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $710 and $131 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
28	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$901,521	$365,273
Class C	97,466	11,859
Class I	—	653,733
Class R2	2,902	31
Class R6	—	14,370
Total	$1,001,889	$1,045,266
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,650,000	6	5.777%	$(5,440)
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,169,734	$22,877,989	3,470,282	$36,688,345
Distributions reinvested	1,152,398	12,223,186	2,545,708	25,556,010
Repurchased	(5,626,610)	(59,492,628)	(4,730,402)	(49,829,402)
Net increase (decrease)	(2,304,478)	$(24,391,453)	1,285,588	$12,414,953
Class C shares
Sold	29,312	$312,042	80,695	$849,880
Distributions reinvested	29,603	314,372	111,092	1,120,930
Repurchased	(510,024)	(5,409,397)	(755,258)	(8,033,701)
Net decrease	(451,109)	$(4,782,983)	(563,471)	$(6,062,891)
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	29

	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	7,081,923	$75,098,146	25,652,990	$272,709,674
Distributions reinvested	2,188,880	23,322,263	3,090,857	31,175,952
Repurchased	(14,009,796)	(147,789,391)	(8,206,293)	(86,522,837)
Net increase (decrease)	(4,738,993)	$(49,368,982)	20,537,554	$217,362,789
Class R2 shares
Sold	6,280	$67,363	7,705	$81,962
Distributions reinvested	2,235	23,896	4,347	43,946
Repurchased	(4,024)	(42,858)	(8,278)	(88,155)
Net increase	4,491	$48,401	3,774	$37,753
Class R6 shares
Sold	3,500,041	$37,052,286	6,182,810	$65,485,670
Distributions reinvested	1,167,888	12,423,814	2,427,933	24,438,490
Repurchased	(6,265,509)	(66,400,554)	(5,556,061)	(58,880,852)
Net increase (decrease)	(1,597,580)	$(16,924,454)	3,054,682	$31,043,308
Class NAV shares
Sold	35,958	$368,695	111,306	$1,114,757
Distributions reinvested	326,090	3,467,731	811,065	8,174,701
Repurchased	(2,284,006)	(24,249,048)	(1,726,184)	(18,900,531)
Net decrease	(1,921,958)	$(20,412,622)	(803,813)	$(9,611,073)
Total net increase (decrease)	(11,009,627)	$(115,832,093)	23,514,314	$245,184,839
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $249,649,745 and $370,003,112, respectively, for the year ended March 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2024, funds within the John Hancock group of funds complex held 6.1% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
30	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$137,470,292	$(137,465,466)	$(4,826)	—	$54,582	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Subsequent event
On April 15, 2024, John Hancock Tax-Advantaged Global Shareholder Yield Fund (acquired fund), a closed-end fund managed by the Advisor, and subadvised by Epoch Investment Partners, announced that shareholders have approved the acquired fund’s tax-free reorganization into the fund. The reorganization occurred on April 26, 2024. Shareholders are expected to benefit from economies of scale provided by the combined assets under management and from the continued investment management services of Epoch Investment Partners, the sub-adviser to each of the funds.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Shareholder Yield Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $18,541,696 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Shareholder Yield Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Epoch Investment Partners, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2006	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2006	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	39

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
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This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506300	320A 3/24
5/2024

Annual report
John Hancock
International Growth Fund
International equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the 12 months ended March 31, 2024. Economic growth remained in positive territory despite an extended series of interest-rate hikes by the world’s major central banks, raising hopes for a soft landing for the world economy. Investors were further encouraged by indications from the U.S. Federal Reserve that it may cut interest rates later in 2024. While expectations regarding the number and timing of potential cuts fluctuated considerably, the markets remained well supported by the broader trend in favor of looser monetary policy.
The United States was the top performer among major developed markets, reflecting the outperformance of several mega-cap technology stocks. Japan was another notable standout thanks to the combination of improving growth, falling inflation, and its central bank’s shift away from its longstanding zero interest-rate policy. Europe’s smaller markets also performed well, augmenting gains for the region’s core nations. The emerging markets, while positive in absolute terms, lagged due to persistent concerns about China’s economic growth.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
18	Financial highlights
26	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Statement regarding liquidity risk management
40	Trustees and Officers
44	More information
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global stock markets realized gains
Global equities generated positive returns, driven by robust earnings from mega-cap technology companies, an improved economic outlook, and enthusiasm over artificial intelligence.
The fund outperformed its benchmark, the MSCI ACWI ex USA Growth Index
Security selection in the information technology, industrials, and communications services sectors aided returns.
Sector allocation also contributed to relative performance
An underweight in consumer staples contributed, while an overweight in communication services detracted.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Management’s discussion of fund performance
How did the global equity markets perform during the 12 months ended March 31, 2024?
The global equity market generated gains for the period, surging in the first quarter of 2024 amid robust earnings from mega-cap technology companies, an improved economic outlook, and enthusiasm for artificial intelligence. Global economic growth gained momentum and bolstered hopes of a soft economic landing. Dissipating overall inflation across developed markets helped set the stage for a normalization of monetary policy, although tight labor markets, higher commodity prices, and persistent inflation reinforced caution among officials at the U.S. Federal Reserve and European Central Bank as they prepare to ease monetary policy.
How did the fund perform?
The fund outperformed its benchmark due to favorable security selection and sector allocation. An overweight and stock selection in industrials contributed while an overweight in communication services and stock selection in financials detracted.
The relative top contributor was an overweight position in Rheinmetall AG, a German automotive and arms manufacturer. The company reported favorable profits in 2023 and sales guidance in 2024. Other notable contributors were overweights in Japanese semiconductor testing equipment manufacturer Advantest
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	6.3
ASML Holding NV	3.8
Tencent Holdings, Ltd.	3.3
Airbus SE	3.0
AstraZeneca PLC	2.8
Rheinmetall AG	2.6
Industria de Diseno Textil SA	2.5
Safran SA	2.4
Constellation Software, Inc.	2.3
Recruit Holdings Company, Ltd.	2.3
TOTAL	31.3
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2024 (% of net assets)
France	12.4
United Kingdom	11.3
Japan	10.4
Taiwan	7.6
Germany	7.2
Ireland	7.0
China	6.4
India	5.8
Sweden	4.1
Canada	3.8
TOTAL	76.0
Cash and cash equivalents are not included.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Corp. and electronics and semiconductor company Tokyo Electron, Ltd. Advantest Corp. was sold prior to year end.
In contrast, the largest detractor was an overweight in Li Ning Company, Ltd. a Chinese sportswear company whose shares fell as its retail sales underperformed market expectations. Due to its negative earnings estimate revisions, we eliminated the fund’s position in the company prior to period end. Other detractors included a lack of exposure to Danish pharmaceutical company Novo Nordisk A/S and an overweight to Chinese sports equipment manufacturer ANTA Sports Products, Ltd. ANTA Sports Products, Ltd. was also sold prior to year end.
Can you tell us about a change to the portfolio management team?
Effective December 31, 2023, John A. Boselli, CFA, left the portfolio management team.
MANAGED BY

Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	7.18	4.79	5.67	26.35	73.53
Class C	11.07	5.13	5.46	28.43	70.21
Class I1	13.20	6.19	6.53	35.04	88.33
Class R2[1,2]	12.75	5.77	6.11	32.39	81.00
Class R4[1,2]	13.03	6.04	6.36	34.10	85.22
Class R6[1,2]	13.31	6.30	6.61	35.74	89.65
Class 1[1]	13.30	6.26	6.61	35.49	89.71
Class NAV[1,2]	13.30	6.31	6.60	35.78	89.48
Index 1†	11.22	6.24	5.12	35.31	64.75
Index 2†	15.32	7.33	4.80	42.41	59.77
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.30	2.00	1.00	1.39	1.24	0.89	0.93	0.88
Net (%)	1.29	1.99	0.99	1.38	1.13	0.89	0.93	0.88
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI All Country World ex USA Growth Index; Index 2 is the MSCI EAFE Index.
See the following page for footnotes.
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	3-31-14	17,021	17,021	16,475	15,977
Class I1	3-31-14	18,833	18,833	16,475	15,977
Class R2[1,2]	3-31-14	18,100	18,100	16,475	15,977
Class R4[1,2]	3-31-14	18,522	18,522	16,475	15,977
Class R6[1,2]	3-31-14	18,965	18,965	16,475	15,977
Class 1[1]	3-31-14	18,971	18,971	16,475	15,977
Class NAV[1,2]	3-31-14	18,948	18,948	16,475	15,977
The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,161.40	$7.08	1.31%
	Hypothetical example	1,000.00	1,018.50	6.61	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,157.40	10.84	2.01%
	Hypothetical example	1,000.00	1,015.00	10.13	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,163.40	5.46	1.01%
	Hypothetical example	1,000.00	1,020.00	5.10	1.01%
Class R2	Actual expenses/actual returns	1,000.00	1,161.00	7.56	1.40%
	Hypothetical example	1,000.00	1,018.00	7.06	1.40%
Class R4	Actual expenses/actual returns	1,000.00	1,162.70	6.16	1.14%
	Hypothetical example	1,000.00	1,019.30	5.76	1.14%
Class R6	Actual expenses/actual returns	1,000.00	1,164.00	4.81	0.89%
	Hypothetical example	1,000.00	1,020.60	4.50	0.89%
Class 1	Actual expenses/actual returns	1,000.00	1,164.00	5.09	0.94%
	Hypothetical example	1,000.00	1,020.30	4.75	0.94%
Class NAV	Actual expenses/actual returns	1,000.00	1,164.00	4.81	0.89%
	Hypothetical example	1,000.00	1,020.60	4.50	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 97.8%		$5,828,227,703
(Cost $4,387,215,461)
Australia 3.3%		198,744,275
Aristocrat Leisure, Ltd.	3,625,052	101,504,566
Goodman Group	4,414,519	97,239,709
Canada 3.8%		228,631,336
ARC Resources, Ltd. (A)	5,011,117	89,342,199
Constellation Software, Inc.	50,993	139,289,137
China 6.4%		378,377,114
Focus Media Information Technology Company, Ltd., Class A	70,601,702	63,539,726
Kweichow Moutai Company, Ltd., Class A	410,044	96,655,932
Tencent Holdings, Ltd.	5,040,485	196,326,608
ZTO Express Cayman, Inc., ADR	1,043,689	21,854,848
Denmark 1.4%		82,414,565
DSV A/S	506,996	82,414,565
France 12.4%		740,190,434
Airbus SE	973,872	179,415,843
Capgemini SE	308,821	71,063,275
Edenred SE	1,412,200	75,404,302
Publicis Groupe SA	993,791	108,343,950
Safran SA	647,077	146,545,100
Thales SA	442,587	75,452,642
Vinci SA	654,297	83,965,322
Germany 7.2%		427,025,286
Allianz SE	215,609	64,621,950
Brenntag SE	1,098,226	92,559,924
Rheinmetall AG	275,488	154,940,807
Siemens AG	601,775	114,902,605
Hong Kong 0.7%		44,274,156
China Resources Beer Holdings Company, Ltd.	9,587,980	44,274,156
India 5.8%		346,545,686
Axis Bank, Ltd.	7,084,689	89,231,465
Bharti Airtel, Ltd.	8,270,007	122,756,818
Bharti Airtel, Ltd., Partly Paid Up Shares	801,744	7,929,966
HDFC Bank, Ltd.	3,404,264	59,325,370
Hindustan Aeronautics, Ltd.	1,674,801	67,302,067
Ireland 7.0%		417,978,744
Accenture PLC, Class A	158,381	54,896,438
AerCap Holdings NV (B)	1,265,035	109,944,192
10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
Flutter Entertainment PLC (B)	515,918	$102,839,655
ICON PLC (B)	265,797	89,294,502
Ryanair Holdings PLC, ADR	419,012	61,003,957
Italy 1.2%		71,635,512
FinecoBank SpA	4,783,084	71,635,512
Japan 10.4%		617,088,152
Mitsubishi UFJ Financial Group, Inc.	7,459,445	75,893,156
Nippon Telegraph & Telephone Corp.	61,582,948	73,351,654
Obic Company, Ltd.	447,540	67,601,434
Recruit Holdings Company, Ltd.	3,051,748	133,992,513
Renesas Electronics Corp.	6,694,685	119,303,698
Sony Group Corp.	898,000	77,004,155
Tokyo Electron, Ltd.	268,542	69,941,542
Mexico 2.2%		131,608,337
Grupo Financiero Banorte SAB de CV, Series O	5,974,433	63,561,173
Wal-Mart de Mexico SAB de CV	16,852,095	68,047,164
Netherlands 3.8%		225,296,856
ASML Holding NV	232,393	225,296,856
Portugal 1.3%		74,447,121
Jeronimo Martins SGPS SA	3,752,308	74,447,121
South Korea 2.2%		133,230,596
Samsung Electronics Company, Ltd.	2,216,907	133,230,596
Spain 2.5%		150,480,186
Industria de Diseno Textil SA	2,988,300	150,480,186
Sweden 4.1%		242,172,474
Evolution AB (C)	631,005	78,373,323
Spotify Technology SA (B)	237,818	62,760,170
Volvo AB, B Shares (A)	3,728,176	101,038,981
Switzerland 3.2%		190,046,280
Holcim, Ltd. (B)	749,130	67,868,768
Kuehne + Nagel International AG	212,333	59,075,014
Novartis AG	651,492	63,102,498
Taiwan 7.6%		454,894,703
Accton Technology Corp.	5,508,293	78,936,636
Taiwan Semiconductor Manufacturing Company, Ltd.	15,693,551	375,958,067
United Kingdom 11.3%		673,145,890
Allfunds Group PLC	8,575,210	61,843,488
AstraZeneca PLC	1,244,449	167,183,801
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	970,164	$29,445,497
GSK PLC	3,882,247	83,353,269
InterContinental Hotels Group PLC	955,098	99,245,896
London Stock Exchange Group PLC	1,088,772	130,275,846

Unilever PLC	2,027,779	101,798,093
Preferred securities 1.4%		$86,504,687
(Cost $86,392,717)
Brazil 1.4%		86,504,687

Itau Unibanco Holding SA	12,524,700	86,504,687
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (B)(D)(E)	65,212	0

	Yield (%)	Shares	Value
Short-term investments 3.0%			$175,330,862
(Cost $175,375,540)
Short-term funds 2.6%			152,730,862
John Hancock Collateral Trust (F)	5.2975(G)	15,277,058	152,730,862

	Par value^	Value
Repurchase agreement 0.4%		22,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-28-24 at 5.330% to be repurchased at $11,306,692 on 4-1-24, collateralized by $677,978 Federal Home Loan Mortgage Corp., 3.000% - 7.000% due 12-1-26 to 10-1-52 (valued at $657,762), $1,143,142 Federal National Mortgage Association, 2.500% - 8.000% due 7-1-32 to 5-1-53 (valued at $988,746) and $10,787,260 Government National Mortgage Association, 2.500% - 6.000% due 12-15-28 to 3-20-52 (valued at $9,879,491)	11,300,000	11,300,000
Societe Generale SA Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $11,306,680 on 4-1-24, collateralized by $11,455,000 U.S. Treasury Notes, 4.250% due 2-28-31 (valued at $11,526,063)	11,300,000	11,300,000

Total investments (Cost $4,648,983,718) 102.2%	$6,090,063,252
Other assets and liabilities, net (2.2%)	(128,197,922)
Total net assets 100.0%	$5,961,865,330

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-24.
(B)	Non-income producing security.
12	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $4,730,032,782. Net unrealized appreciation aggregated to $1,360,030,470, of which $1,430,237,858 related to gross unrealized appreciation and $70,207,388 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $4,496,208,178) including $145,346,797 of securities loaned	$5,937,332,390
Affiliated investments, at value (Cost $152,775,540)	152,730,862
Total investments, at value (Cost $4,648,983,718)	6,090,063,252
Cash	1,161
Foreign currency, at value (Cost $2,972,168)	2,938,849
Dividends and interest receivable	35,252,047
Receivable for fund shares sold	4,557,125
Receivable for investments sold	29,221,162
Receivable for securities lending income	138,539
Other assets	763,957
Total assets	6,162,936,092
Liabilities
Foreign capital gains tax payable	12,117,850
Payable for investments purchased	19,379,479
Payable for fund shares repurchased	14,993,889
Payable upon return of securities loaned	152,776,145
Payable to affiliates
Accounting and legal services fees	350,487
Transfer agent fees	329,993
Distribution and service fees	2,456
Trustees’ fees	15,069
Other liabilities and accrued expenses	1,105,394
Total liabilities	201,070,762
Net assets	$5,961,865,330
Net assets consist of
Paid-in capital	$5,945,383,390
Total distributable earnings (loss)	16,481,940
Net assets	$5,961,865,330

14	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($487,832,312 ÷ 18,540,554 shares)[1]	$26.31
Class C ($56,231,688 ÷ 2,248,273 shares)[1]	$25.01
Class I ($2,660,132,333 ÷ 100,342,937 shares)	$26.51
Class R2 ($7,512,021 ÷ 285,711 shares)	$26.29
Class R4 ($10,326,557 ÷ 390,390 shares)	$26.45
Class R6 ($1,862,072,759 ÷ 70,049,813 shares)	$26.58
Class 1 ($55,609,552 ÷ 2,097,177 shares)	$26.52
Class NAV ($822,148,108 ÷ 30,986,440 shares)	$26.53
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$153,453,467
Interest	4,792,916
Securities lending	870,848
Less foreign taxes withheld	(14,261,535)
Total investment income	144,855,696
Expenses
Investment management fees	50,433,556
Distribution and service fees	2,322,114
Accounting and legal services fees	1,362,274
Transfer agent fees	4,407,983
Trustees’ fees	164,570
Custodian fees	2,571,908
State registration fees	165,334
Printing and postage	426,026
Professional fees	251,408
Other	624,130
Total expenses	62,729,303
Less expense reductions	(470,298)
Net expenses	62,259,005
Net investment income	82,596,691
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	89,529,019
Affiliated investments	14,638
89,543,657
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	554,470,710
Affiliated investments	(23,107)
554,447,603
Net realized and unrealized gain	643,991,260
Increase in net assets from operations	$726,587,951
16	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$82,596,691	$114,577,354
Net realized gain (loss)	89,543,657	(1,032,030,363)
Change in net unrealized appreciation (depreciation)	554,447,603	(302,736,673)
Increase (decrease) in net assets resulting from operations	726,587,951	(1,220,189,682)
Distributions to shareholders
From earnings
Class A	(10,875,891)	(58,671,285)
Class C	(1,126,229)	(13,274,712)
Class I	(71,594,092)	(504,628,457)
Class R2	(173,489)	(4,084,956)
Class R4	(245,479)	(826,906)
Class R6	(48,841,593)	(222,850,526)
Class 1	(1,408,257)	(6,694,331)
Class NAV	(21,450,937)	(90,713,513)
Total distributions	(155,715,967)	(901,744,686)
From fund share transactions	(1,573,131,343)	(2,434,699,952)
Total decrease	(1,002,259,359)	(4,556,634,320)
Net assets
Beginning of year	6,964,124,689	11,520,759,009
End of year	$5,961,865,330	$6,964,124,689
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.88	$29.99	$37.88	$24.58	$26.79
Net investment income (loss)[1]	0.24	0.25	0.14	(0.04)	0.13
Net realized and unrealized gain (loss) on investments	2.77	(3.29)	(2.80)	13.34	(2.22)
Total from investment operations	3.01	(3.04)	(2.66)	13.30	(2.09)
Less distributions
From net investment income	(0.58)	—	(0.17)	—	(0.12)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.58)	(3.07)	(5.23)	—	(0.12)
Net asset value, end of period	$26.31	$23.88	$29.99	$37.88	$24.58
Total return (%)[2,3]	12.84	(9.31)	(8.46)	54.11	(7.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$488	$502	$642	$670	$456
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	1.30	1.29	1.29	1.30
Expenses including reductions	1.32	1.29	1.28	1.28	1.29
Net investment income (loss)	1.00	0.99	0.37	(0.14)	0.45
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$22.73	$28.91	$36.78	$24.03	$26.27
Net investment income (loss)[1]	0.09	0.09	(0.12)	(0.26)	(0.06)
Net realized and unrealized gain (loss) on investments	2.61	(3.20)	(2.69)	13.01	(2.18)
Total from investment operations	2.70	(3.11)	(2.81)	12.75	(2.24)
Less distributions
From net investment income	(0.42)	—	—	—	—
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.42)	(3.07)	(5.06)	—	—
Net asset value, end of period	$25.01	$22.73	$28.91	$36.78	$24.03
Total return (%)[2,3]	12.07	(9.96)	(9.10)	53.06	(8.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$96	$171	$224	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02	2.00	1.99	1.99	2.00
Expenses including reductions	2.02	1.99	1.98	1.98	1.99
Net investment income (loss)	0.39	0.36	(0.32)	(0.81)	(0.24)
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.05	$30.09	$38.00	$24.63	$26.84
Net investment income[1]	0.33	0.35	0.25	0.05	0.21
Net realized and unrealized gain (loss) on investments	2.79	(3.32)	(2.81)	13.40	(2.22)
Total from investment operations	3.12	(2.97)	(2.56)	13.45	(2.01)
Less distributions
From net investment income	(0.66)	—	(0.29)	(0.08)	(0.20)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.66)	(3.07)	(5.35)	(0.08)	(0.20)
Net asset value, end of period	$26.51	$24.05	$30.09	$38.00	$24.63
Total return (%)[2]	13.20	(9.04)	(8.19)	54.62	(7.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,660	$3,587	$7,376	$8,176	$4,677
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.00	0.99	0.99	1.00
Expenses including reductions	1.02	0.99	0.98	0.98	0.99
Net investment income	1.36	1.37	0.66	0.14	0.74
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.87	$30.00	$37.89	$24.60	$26.82
Net investment income (loss)[1]	0.37	0.21	0.11	(0.08)	0.12
Net realized and unrealized gain (loss) on investments	2.61	(3.27)	(2.81)	13.37	(2.25)
Total from investment operations	2.98	(3.06)	(2.70)	13.29	(2.13)
Less distributions
From net investment income	(0.56)	—	(0.13)	—	(0.09)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.56)	(3.07)	(5.19)	—	(0.09)
Net asset value, end of period	$26.29	$23.87	$30.00	$37.89	$24.60
Total return (%)[2]	12.75	(9.41)	(8.55)	54.02	(7.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$36	$38	$50	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	1.39	1.38	1.38	1.39
Expenses including reductions	1.40	1.38	1.37	1.37	1.38
Net investment income (loss)	1.53	0.85	0.29	(0.23)	0.41
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

CLASS R4 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.00	$30.08	$37.98	$24.62	$26.84
Net investment income (loss)[1]	0.28	0.43	0.20	(0.05)	0.16
Net realized and unrealized gain (loss) on investments	2.79	(3.44)	(2.81)	13.46	(2.22)
Total from investment operations	3.07	(3.01)	(2.61)	13.41	(2.06)
Less distributions
From net investment income	(0.62)	—	(0.23)	(0.05)	(0.16)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.62)	(3.07)	(5.29)	(0.05)	(0.16)
Net asset value, end of period	$26.45	$24.00	$30.08	$37.98	$24.62
Total return (%)[2]	13.03	(9.18)	(8.31)	54.46	(7.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$45	$49	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.23	1.22	1.21	1.24
Expenses including reductions	1.15	1.12	1.11	1.10	1.13
Net investment income (loss)	1.14	1.61	0.54	(0.13)	0.58
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.11	$30.13	$38.04	$24.65	$26.86
Net investment income[1]	0.34	0.34	0.29	0.08	0.24
Net realized and unrealized gain (loss) on investments	2.81	(3.29)	(2.81)	13.42	(2.22)
Total from investment operations	3.15	(2.95)	(2.52)	13.50	(1.98)
Less distributions
From net investment income	(0.68)	—	(0.33)	(0.11)	(0.23)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.68)	(3.07)	(5.39)	(0.11)	(0.23)
Net asset value, end of period	$26.58	$24.11	$30.13	$38.04	$24.65
Total return (%)[2]	13.31	(8.96)	(8.09)	54.79	(7.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,862	$1,908	$2,333	$2,441	$1,434
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.89	0.88	0.88	0.89
Expenses including reductions	0.90	0.89	0.87	0.88	0.88
Net investment income	1.40	1.37	0.78	0.25	0.85
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	23

CLASS 1 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.06	$30.08	$37.98	$24.62	$26.83
Net investment income[1]	0.34	0.34	0.28	0.08	0.23
Net realized and unrealized gain (loss) on investments	2.79	(3.29)	(2.80)	13.38	(2.22)
Total from investment operations	3.13	(2.95)	(2.52)	13.46	(1.99)
Less distributions
From net investment income	(0.67)	—	(0.32)	(0.10)	(0.22)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.67)	(3.07)	(5.38)	(0.10)	(0.22)
Net asset value, end of period	$26.52	$24.06	$30.08	$37.98	$24.62
Total return (%)[2]	13.30	(9.01)	(8.10)	54.68	(7.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$58	$71	$83	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.93	0.92	0.92	0.93
Expenses including reductions	0.94	0.93	0.91	0.91	0.92
Net investment income	1.38	1.34	0.74	0.23	0.82
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.07	$30.08	$37.99	$24.62	$26.82
Net investment income[1]	0.34	0.34	0.30	0.10	0.24
Net realized and unrealized gain (loss) on investments	2.80	(3.28)	(2.81)	13.38	(2.21)
Total from investment operations	3.14	(2.94)	(2.51)	13.48	(1.97)
Less distributions
From net investment income	(0.68)	—	(0.34)	(0.11)	(0.23)
From net realized gain	—	(3.07)	(5.06)	—	—
Total distributions	(0.68)	(3.07)	(5.40)	(0.11)	(0.23)
Net asset value, end of period	$26.53	$24.07	$30.08	$37.99	$24.62
Total return (%)[2]	13.30	(8.94)	(8.08)	54.78	(7.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$822	$768	$844	$1,057	$854
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.88	0.87	0.87	0.88
Expenses including reductions	0.89	0.88	0.86	0.86	0.87
Net investment income	1.38	1.34	0.80	0.30	0.87
Portfolio turnover (%)	50	77	78	78	80

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	25

Notes to financial statements
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
26	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$198,744,275	—	$198,744,275	—
Canada	228,631,336	$228,631,336	—	—
China	378,377,114	21,854,848	356,522,266	—
Denmark	82,414,565	—	82,414,565	—
France	740,190,434	—	740,190,434	—
Germany	427,025,286	—	427,025,286	—
Hong Kong	44,274,156	—	44,274,156	—
India	346,545,686	—	346,545,686	—
Ireland	417,978,744	315,139,089	102,839,655	—
Italy	71,635,512	—	71,635,512	—
Japan	617,088,152	—	617,088,152	—
Mexico	131,608,337	—	131,608,337	—
Netherlands	225,296,856	—	225,296,856	—
Portugal	74,447,121	—	74,447,121	—
South Korea	133,230,596	—	133,230,596	—
Spain	150,480,186	—	150,480,186	—
Sweden	242,172,474	62,760,170	179,412,304	—
Switzerland	190,046,280	—	190,046,280	—
Taiwan	454,894,703	—	454,894,703	—
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	27

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$673,145,890	—	$673,145,890	—
Preferred securities	86,504,687	$86,504,687	—	—
Warrants	—	—	—	—
Short-term investments	175,330,862	152,730,862	22,600,000	—
Total investments in securities	$6,090,063,252	$867,620,992	$5,222,442,260	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of
28	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2024, the fund loaned securities valued at $145,346,797 and received $152,776,145 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2024 were $24,584.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $1,177,317,021 and a long-term capital loss carryforward of $166,820,552 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$155,715,967	$1,760
Long-term capital gains	—	901,742,926
Total	$155,715,967	$901,744,686
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $12,590,980 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and corporate actions.
30	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$35,720
Class C	5,445
Class I	220,964
Class R2	1,164
Class R4	737
Class	Expense reduction
Class R6	$135,152
Class 1	4,010
Class NAV	57,199
Total	$460,391

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	31

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $9,907 for Class R4 shares for the year ended March 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $151,967 for the year ended March 31, 2024. Of this amount, $25,980 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $125,987 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $1,816 and $1,227 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,442,774	$584,341
Class C	737,154	89,648
Class I	—	3,638,240
32	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R2	$80,558	$870
Class R4	34,643	512
Class R6	—	94,372
Class 1	26,985	—
Total	$2,322,114	$4,407,983
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$13,862,500	40	5.798%	$(89,308)
Lender	$18,950,000	2	5.805%	$6,112
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,555,877	$86,162,587	4,121,786	$102,713,067
Distributions reinvested	431,256	10,449,339	2,555,111	56,442,401
Repurchased	(6,469,632)	(154,059,706)	(7,075,660)	(175,487,551)
Net decrease	(2,482,499)	$(57,447,780)	(398,763)	$(16,332,083)
Class C shares
Sold	64,119	$1,479,352	152,991	$3,573,163
Distributions reinvested	48,123	1,110,685	607,044	12,784,349
Repurchased	(2,076,244)	(47,867,460)	(2,452,425)	(58,086,690)
Net decrease	(1,964,002)	$(45,277,423)	(1,692,390)	$(41,729,178)
Class I shares
Sold	18,159,564	$442,198,719	58,845,096	$1,467,041,280
Distributions reinvested	2,619,006	63,903,739	20,243,461	450,012,141
Repurchased	(69,574,471)	(1,692,859,577)	(175,049,641)	(4,367,898,361)
Net decrease	(48,795,901)	$(1,186,757,119)	(95,961,084)	$(2,450,844,940)
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	33

	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	78,986	$1,905,881	326,408	$8,123,696
Distributions reinvested	4,321	104,646	167,484	3,698,042
Repurchased	(1,287,112)	(30,632,893)	(283,249)	(6,947,643)
Net increase (decrease)	(1,203,805)	$(28,622,366)	210,643	$4,874,095
Class R4 shares
Sold	73,773	$1,791,360	158,362	$3,933,660
Distributions reinvested	10,081	245,479	37,265	826,906
Repurchased	(94,559)	(2,334,168)	(1,285,733)	(35,739,428)
Net decrease	(10,705)	$(297,329)	(1,090,106)	$(30,978,862)
Class R6 shares
Sold	10,167,478	$247,877,134	14,240,010	$359,571,642
Distributions reinvested	1,935,852	47,331,584	9,895,144	220,463,812
Repurchased	(21,184,871)	(517,410,256)	(22,459,754)	(568,706,165)
Net increase (decrease)	(9,081,541)	$(222,201,538)	1,675,400	$11,329,289
Class 1 shares
Sold	128,108	$3,150,119	172,182	$4,299,192
Distributions reinvested	57,715	1,408,257	301,139	6,694,331
Repurchased	(486,012)	(11,824,905)	(442,864)	(11,026,986)
Net increase (decrease)	(300,189)	$(7,266,529)	30,457	$(33,463)
Class NAV shares
Sold	2,401,335	$57,473,973	2,471,385	$63,296,784
Distributions reinvested	878,777	21,450,937	4,078,845	90,713,513
Repurchased	(4,205,054)	(104,186,169)	(2,705,530)	(64,995,107)
Net increase (decrease)	(924,942)	$(25,261,259)	3,844,700	$89,015,190
Total net decrease	(64,763,584)	$(1,573,131,343)	(93,381,143)	$(2,434,699,952)
Affiliates of the fund owned 100% and 73% of shares of Class 1 and Class NAV, respectively, on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,102,241,690 and $5,269,321,070, respectively, for the year ended March 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
34	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2024, funds within the John Hancock group of funds complex held 10.1% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	15,277,058	$201,889,403	$851,406,600	$(900,556,672)	$14,638	$(23,107)	$870,848	—	$152,730,862

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $155,957,209. The fund intends to pass through foreign tax credits of $13,220,801.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2006	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2006	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	41

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
42	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	43

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506308	87A 3/24
5/2024

Annual report
John Hancock
U.S. Growth Fund
U.S. equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
23	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
35	Trustees and Officers
39	More information
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stock market posted gains
The U.S. stock market generated a positive return for the period, driven by enthusiasm over artificial intelligence, positive inflation data, and a more accommodative stance from the Fed.
The fund outperformed its benchmark, the Russell 1000 Growth Index
Security selection in the consumer discretionary, communication services, and industrials sectors helped relative outperformance.
Allocation in other sectors detracted
A relative overweight in the financials sector and underweight in the healthcare sector detracted as did selection in energy.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Management’s discussion of fund performance
How did the U.S. equity market perform during the 12 months ended March 31, 2024?
The stock market generated positive returns, driven by enthusiasm for artificial intelligence, positive inflation data, and the U.S. Federal Reserve’s more dovish sentiment. Market strength in the first half of 2023 was driven by the outperformance of select mega-cap stocks in the information technology and communication services sectors. Growth stocks continued to lead value stocks throughout the period.
How did the fund perform?
The fund outpaced its benchmark, due primarily to security selection in the consumer discretionary, communication services, and industrials sectors. Sector allocation contributed overall, especially an underweight in consumer staples. In contrast, an overweight in the financials and an underweight in healthcare detracted as did selection in energy.
Individually, the fund’s underweight in Apple, Inc., added value. Although the shares of the tech giant rose in 2023, it lagged the market in the first quarter of 2024 after reporting weaker sales in China. Other significant contributors included not holding automotive and clean energy company Tesla, Inc. and overweighting Facebook parent Meta Platforms, Inc. Tesla projected significantly lower sales
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Microsoft Corp.	12.1
NVIDIA Corp.	7.6
Amazon.com, Inc.	7.4
Alphabet, Inc., Class A	7.3
Meta Platforms, Inc., Class A	5.3
Apple, Inc.	5.2
Visa, Inc., Class A	2.8
UnitedHealth Group, Inc.	2.6
Mastercard, Inc., Class A	2.6
Netflix, Inc.	2.1
TOTAL	55.0
Cash and cash equivalents are not included.
4	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

growth in 2024. Meta Platforms’ shares rose after it reported robust earnings growth and introduced a quarterly dividend.
An overweight in Adobe, Inc. detracted from performance as shares of this multinational technology company fell in the first quarter of 2024 on a disappointing financial forecast. Due to its negative earnings revision, we eliminated the fund’s holdings in the stock prior to period end. Other notable detractors included overweights in semiconductor supplier ON Semiconductor Corp. and consumer credit reporting agency TransUnion; both were similarly eliminated prior to period end.
Can you tell us about a change to the portfolio management team?
Effective December 31, 2023, John A. Boselli, CFA, left the portfolio management team.
MANAGED BY

Tim N. Manning
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	38.80	15.49	13.76	105.42	262.96
Class C1	44.01	15.80	13.53	108.25	255.76
Class I2	46.50	16.96	14.65	118.87	292.41
Class R2[1,2]	45.88	16.51	14.22	114.65	277.83
Class R4[1,2]	46.38	16.85	14.49	117.83	287.04
Class R6[1,2]	46.61	17.08	14.73	120.03	295.19
Class NAV[2]	46.64	17.09	14.80	120.13	297.68
Index†	39.00	18.52	15.98	133.85	340.42
Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.99	1.74	0.74	1.13	0.98	0.63	0.62
Net (%)	0.98	1.73	0.73	1.12	0.87	0.63	0.62
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-14	35,576	35,576	44,042
Class I2	3-31-14	39,241	39,241	44,042
Class R2[1,2]	3-31-14	37,783	37,783	44,042
Class R4[1,2]	3-31-14	38,704	38,704	44,042
Class R6[1,2]	3-31-14	39,519	39,519	44,042
Class NAV[2]	3-31-14	39,768	39,768	44,042
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,305.90	$5.65	0.98%
	Hypothetical example	1,000.00	1,020.10	4.95	0.98%
Class C	Actual expenses/actual returns	1,000.00	1,301.20	9.95	1.73%
	Hypothetical example	1,000.00	1,016.40	8.72	1.73%
Class I	Actual expenses/actual returns	1,000.00	1,307.40	4.21	0.73%
	Hypothetical example	1,000.00	1,021.40	3.69	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,304.50	6.34	1.10%
	Hypothetical example	1,000.00	1,019.50	5.55	1.10%
Class R4	Actual expenses/actual returns	1,000.00	1,306.90	5.08	0.88%
	Hypothetical example	1,000.00	1,020.60	4.45	0.88%
Class R6	Actual expenses/actual returns	1,000.00	1,308.00	3.58	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%
Class NAV	Actual expenses/actual returns	1,000.00	1,308.20	3.52	0.61%
	Hypothetical example	1,000.00	1,022.00	3.08	0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 99.2%		$1,387,800,762
(Cost $795,482,791)
Communication services 16.9%		236,694,986
Entertainment 3.2%
Netflix, Inc. (A)	48,096	29,210,144
Spotify Technology SA (A)	61,625	16,262,838
Interactive media and services 13.7%
Alphabet, Inc., Class A (A)	680,332	102,682,509
Meta Platforms, Inc., Class A	151,913	73,765,915
Pinterest, Inc., Class A (A)	426,120	14,773,580
Consumer discretionary 14.4%		201,104,699
Broadline retail 7.4%
Amazon.com, Inc. (A)	574,721	103,668,173
Hotels, restaurants and leisure 3.0%
Booking Holdings, Inc.	6,238	22,630,715
DraftKings, Inc., Class A (A)	411,052	18,665,871
Household durables 1.4%
Lennar Corp., Class A	114,901	19,760,674
Specialty retail 2.6%
AutoZone, Inc. (A)	5,001	15,761,402
O’Reilly Automotive, Inc. (A)	18,264	20,617,864
Consumer staples 1.4%		19,090,057
Beverages 1.4%
Monster Beverage Corp. (A)	322,032	19,090,057
Financials 13.5%		188,798,099
Capital markets 4.3%
Ares Management Corp., Class A	146,417	19,470,533
KKR & Company, Inc.	222,662	22,395,344
S&P Global, Inc.	43,252	18,401,563
Consumer finance 1.3%
American Express Company	79,815	18,173,077
Financial services 6.5%
Corpay, Inc. (A)	49,308	15,213,490
Mastercard, Inc., Class A	75,203	36,215,509
Visa, Inc., Class A	143,377	40,013,653
Insurance 1.4%
The Progressive Corp.	91,456	18,914,930
10	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 9.1%		$127,982,870
Health care providers and services 6.6%
Cencora, Inc.	85,971	20,890,093
McKesson Corp.	33,546	18,009,170
Molina Healthcare, Inc. (A)	42,326	17,388,791
UnitedHealth Group, Inc.	74,203	36,708,224
Life sciences tools and services 1.2%
ICON PLC (A)	48,607	16,329,522
Pharmaceuticals 1.3%
Merck & Company, Inc.	141,395	18,657,070
Industrials 4.3%		60,046,145
Building products 1.4%
Builders FirstSource, Inc. (A)	95,237	19,861,676
Commercial services and supplies 1.1%
Clean Harbors, Inc. (A)	75,391	15,176,962
Ground transportation 1.8%
Uber Technologies, Inc. (A)	324,815	25,007,507
Information technology 37.3%		522,541,985
Electronic equipment, instruments and components 2.2%
Flex, Ltd. (A)	501,825	14,357,213
Jabil, Inc.	121,839	16,320,334
IT services 3.2%
Accenture PLC, Class A	81,710	28,321,503
Gartner, Inc. (A)	33,037	15,747,747
Semiconductors and semiconductor equipment 8.8%
KLA Corp.	24,266	16,951,500
NVIDIA Corp.	117,986	106,607,430
Software 17.9%
Intuit, Inc.	37,061	24,089,650
Microsoft Corp.	402,664	169,408,798
PTC, Inc. (A)	78,100	14,756,214
Salesforce, Inc.	84,788	25,536,450
Workday, Inc., Class A (A)	62,397	17,018,782
Technology hardware, storage and peripherals 5.2%
Apple, Inc.	428,192	73,426,364
Real estate 2.3%		31,541,921
Real estate management and development 1.2%
CBRE Group, Inc., Class A (A)	166,537	16,194,058
Specialized REITs 1.1%
Iron Mountain, Inc.	191,346	15,347,863

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	11

	Yield (%)	Shares	Value
Short-term investments 1.2%			$17,206,192
(Cost $17,206,192)
Short-term funds 1.2%			17,206,192
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(B)	17,206,192	17,206,192

Total investments (Cost $812,688,983) 100.4%	$1,405,006,954
Other assets and liabilities, net (0.4%)	(5,798,432)
Total net assets 100.0%	$1,399,208,522

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $814,078,488. Net unrealized appreciation aggregated to $590,928,466, of which $593,041,031 related to gross unrealized appreciation and $2,112,565 related to gross unrealized depreciation.
12	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $812,688,983)	$1,405,006,954
Dividends and interest receivable	522,065
Receivable for fund shares sold	573,584
Other assets	151,094
Total assets	1,406,253,697
Liabilities
Payable for investments purchased	6,587,774
Payable for fund shares repurchased	136,475
Payable to affiliates
Accounting and legal services fees	82,591
Transfer agent fees	113,900
Distribution and service fees	1,471
Trustees’ fees	2,102
Other liabilities and accrued expenses	120,862
Total liabilities	7,045,175
Net assets	$1,399,208,522
Net assets consist of
Paid-in capital	$738,372,517
Total distributable earnings (loss)	660,836,005
Net assets	$1,399,208,522

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($768,133,345 ÷ 30,173,737 shares)[1]	$25.46
Class C ($23,460,333 ÷ 995,542 shares)[1]	$23.57
Class I ($343,104,957 ÷ 13,183,025 shares)	$26.03
Class R2 ($1,349,031 ÷ 52,693 shares)	$25.60
Class R4 ($16,111,848 ÷ 619,600 shares)	$26.00
Class R6 ($175,153,729 ÷ 6,683,067 shares)	$26.21
Class NAV ($71,895,279 ÷ 2,743,946 shares)	$26.20
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.80

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$6,287,650
Interest	3,013
Securities lending	67
Total investment income	6,290,730
Expenses
Investment management fees	6,369,607
Distribution and service fees	1,814,505
Accounting and legal services fees	251,445
Transfer agent fees	1,158,800
Trustees’ fees	26,783
Custodian fees	139,381
State registration fees	130,803
Printing and postage	61,985
Professional fees	78,682
Other	59,032
Total expenses	10,091,023
Less expense reductions	(86,720)
Net expenses	10,004,303
Net investment loss	(3,713,573)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	112,296,329
Affiliated investments	54
112,296,383
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	335,146,098
335,146,098
Net realized and unrealized gain	447,442,481
Increase in net assets from operations	$443,728,908
14	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(3,713,573)	$747,905
Net realized gain	112,296,383	24,562,260
Change in net unrealized appreciation (depreciation)	335,146,098	(168,714,240)
Increase (decrease) in net assets resulting from operations	443,728,908	(143,404,075)
Distributions to shareholders
From earnings
Class A	(32,190,545)	(52,473,465)
Class C	(1,080,252)	(2,139,626)
Class I	(14,531,122)	(23,364,807)
Class R2	(60,657)	(123,707)
Class R4	(846)	(1,417)
Class R6	(7,204,381)	(11,875,722)
Class NAV	(2,907,566)	(4,145,376)
Total distributions	(57,975,369)	(94,124,120)
From fund share transactions	17,926,487	(13,096,826)
Total increase (decrease)	403,680,026	(250,625,021)
Net assets
Beginning of year	995,528,496	1,246,153,517
End of year	$1,399,208,522	$995,528,496
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.30	$22.99	$23.96	$16.24	$16.23
Net investment income (loss)[1]	(0.09)	(0.01)	(0.10)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	8.36	(2.76)	2.75	8.40	—[2]
Total from investment operations	8.27	(2.77)	2.65	8.33	0.01
Less distributions
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$25.46	$18.30	$22.99	$23.96	$16.24
Total return (%)[3,4]	46.08	(11.22)	10.06	51.37	0.06
Ratios and supplemental data
Net assets, end of period (in millions)	$768	$547	$670	$653	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.99	0.96	1.01	1.01
Expenses including reductions	0.98	0.98	0.96	1.00	1.00
Net investment income (loss)	(0.44)	(0.04)	(0.40)	(0.31)	0.03
Portfolio turnover (%)	69	103	91	101	91[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions and merger activity.
16	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$17.13	$21.84	$23.08	$15.77	$15.88
Net investment loss[1]	(0.24)	(0.14)	(0.28)	(0.23)	(0.12)
Net realized and unrealized gain (loss) on investments	7.79	(2.65)	2.66	8.15	0.01
Total from investment operations	7.55	(2.79)	2.38	7.92	(0.11)
Less distributions
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$23.57	$17.13	$21.84	$23.08	$15.77
Total return (%)[2,3]	45.01	(11.93)	9.25	50.29	(0.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$19	$30	$35	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.74	1.71	1.76	1.76
Expenses including reductions	1.73	1.73	1.71	1.75	1.75
Net investment loss	(1.19)	(0.78)	(1.15)	(1.07)	(0.72)
Portfolio turnover (%)	69	103	91	101	91[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.66	$23.35	$24.23	$16.38	$16.36
Net investment income (loss)[1]	(0.04)	0.04	(0.04)	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	8.55	(2.81)	2.78	8.49	(0.01)
Total from investment operations	8.51	(2.77)	2.74	8.48	0.04
Less distributions
From net investment income	(0.03)	—	—	(0.02)	(0.02)
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	(1.14)	(1.92)	(3.62)	(0.63)	(0.02)
Net asset value, end of period	$26.03	$18.66	$23.35	$24.23	$16.38
Total return (%)[2]	46.50	(11.05)	10.33	51.84	0.26
Ratios and supplemental data
Net assets, end of period (in millions)	$343	$262	$347	$408	$321
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.74	0.71	0.76	0.76
Expenses including reductions	0.73	0.73	0.71	0.75	0.75
Net investment income (loss)	(0.18)	0.21	(0.16)	(0.06)	0.28
Portfolio turnover (%)	69	103	91	101	91[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions and merger activity.
18	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.42	$23.16	$24.15	$16.38	$16.40
Net investment loss[1]	(0.12)	(0.03)	(0.14)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	8.41	(2.79)	2.77	8.48	—[2]
Total from investment operations	8.29	(2.82)	2.63	8.38	(0.02)
Less distributions
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$25.60	$18.42	$23.16	$24.15	$16.38
Total return (%)[3]	45.88	(11.36)	9.89	51.24	(0.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.12	1.10	1.14	1.15
Expenses including reductions	1.10	1.11	1.09	1.13	1.14
Net investment loss	(0.56)	(0.16)	(0.54)	(0.45)	(0.11)
Portfolio turnover (%)	69	103	91	101	91[4]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

CLASS R4 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.65	$23.36	$24.25	$16.41	$16.39
Net investment income (loss)[1]	(0.08)	0.02	(0.05)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments	8.56	(2.81)	2.78	8.48	—[2]
Total from investment operations	8.48	(2.79)	2.73	8.45	0.03
Less distributions
From net investment income	(0.02)	—	—	—[2]	(0.01)
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	(1.13)	(1.92)	(3.62)	(0.61)	(0.01)
Net asset value, end of period	$26.00	$18.65	$23.36	$24.25	$16.41
Total return (%)[3]	46.38	(11.13)	10.27	51.59	0.17
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$—[4]	$—[4]	$—[4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.95	0.89	1.00	1.00
Expenses including reductions	0.86	0.84	0.79	0.89	0.89
Net investment income (loss)	(0.28)	0.12	(0.23)	(0.14)	0.15
Portfolio turnover (%)	69	103	91	101	91[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes in-kind transactions and merger activity.
20	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.78	$23.45	$24.30	$16.42	$16.39
Net investment income (loss)[1]	(0.02)	0.06	(0.01)	0.01	0.07
Net realized and unrealized gain (loss) on investments	8.60	(2.81)	2.78	8.51	—[2]
Total from investment operations	8.58	(2.75)	2.77	8.52	0.07
Less distributions
From net investment income	(0.04)	—	—	(0.03)	(0.04)
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	(1.15)	(1.92)	(3.62)	(0.64)	(0.04)
Net asset value, end of period	$26.21	$18.78	$23.45	$24.30	$16.42
Total return (%)[3]	46.61	(10.91)	10.43	51.96	0.38
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$121	$145	$147	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.63	0.61	0.65	0.65
Expenses including reductions	0.62	0.63	0.60	0.64	0.64
Net investment income (loss)	(0.07)	0.32	(0.05)	0.04	0.37
Portfolio turnover (%)	69	103	91	101	91[4]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$18.77	$23.45	$24.29	$16.41	$16.38
Net investment income (loss)[1]	(0.01)	0.06	(0.01)	0.01	0.07
Net realized and unrealized gain (loss) on investments	8.59	(2.82)	2.79	8.51	—[2]
Total from investment operations	8.58	(2.76)	2.78	8.52	0.07
Less distributions
From net investment income	(0.04)	—	—	(0.03)	(0.04)
From net realized gain	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	(1.15)	(1.92)	(3.62)	(0.64)	(0.04)
Net asset value, end of period	$26.20	$18.77	$23.45	$24.29	$16.41
Total return (%)[3]	46.64	(10.96)	10.48	52.01	0.39
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$45	$52	$54	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	0.62	0.60	0.64	0.64
Expenses including reductions	0.61	0.62	0.59	0.63	0.63
Net investment income (loss)	(0.07)	0.33	(0.04)	0.06	0.41
Portfolio turnover (%)	69	103	91	101	91[4]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
22	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2024, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
24	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $7,288.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$7,505,143	—
Long-term capital gains	50,470,226	$94,124,120
Total	$57,975,369	$94,124,120
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $37,044,239 of undistributed ordinary income and $32,863,300 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$47,492
Class C	1,553
Class I	21,453
Class R2	90
Class	Expense reduction
Class R4	$109
Class R6	10,536
Class NAV	4,181
Total	$85,414

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
26	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,306 for Class R4 shares for the year ended March 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $243,352 for the year ended March 31, 2024. Of this amount, $40,786 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $202,566 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $1,374 and $3,518 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,595,169	$775,377
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	27

Class	Distribution and service fees	Transfer agent fees
Class C	$208,970	$25,393
Class I	—	350,644
Class R2	5,896	63
Class R4	4,470	59
Class R6	—	7,264
Total	$1,814,505	$1,158,800
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,150,000	6	5.639%	$2,960
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,656,205	$57,412,433	1,802,319	$34,073,217
Distributions reinvested	1,430,523	31,657,465	3,096,748	51,498,951
Repurchased	(3,797,636)	(81,839,619)	(4,163,977)	(79,567,057)
Net increase	289,092	$7,230,279	735,090	$6,005,111
Class C shares
Sold	179,237	$3,574,561	76,383	$1,375,885
Distributions reinvested	52,568	1,079,229	137,042	2,137,853
Repurchased	(363,956)	(7,246,335)	(472,717)	(8,404,996)
Net decrease	(132,151)	$(2,592,545)	(259,292)	$(4,891,258)
Class I shares
Sold	2,928,093	$65,999,253	4,226,606	$80,874,177
Distributions reinvested	642,011	14,515,877	1,376,354	23,329,193
Repurchased	(4,413,852)	(96,739,681)	(6,429,940)	(125,779,097)
Net decrease	(843,748)	$(16,224,551)	(826,980)	$(21,575,727)
28	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	8,893	$182,093	8,565	$170,572
Distributions reinvested	2,559	56,990	6,625	110,964
Repurchased	(27,234)	(564,141)	(11,523)	(215,716)
Net increase (decrease)	(15,782)	$(325,058)	3,667	$65,820
Class R4 shares
Sold	620,600	$15,778,814	559	$10,468
Distributions reinvested	11	241	23	392
Repurchased	(1,777)	(45,525)	—	—
Net increase	618,834	$15,733,530	582	$10,860
Class R6 shares
Sold	1,636,063	$36,729,308	1,245,396	$24,849,817
Distributions reinvested	316,176	7,196,156	696,523	11,875,722
Repurchased	(1,722,243)	(37,527,756)	(1,675,915)	(32,375,118)
Net increase	229,996	$6,397,708	266,004	$4,350,421
Class NAV shares
Sold	456,152	$10,197,614	206,786	$4,035,518
Distributions reinvested	127,749	2,907,566	243,131	4,145,376
Repurchased	(245,522)	(5,398,056)	(268,244)	(5,242,947)
Net increase	338,379	$7,707,124	181,673	$2,937,947
Total net increase (decrease)	484,620	$17,926,487	100,744	$(13,096,826)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $783,390,268 and $837,041,007, respectively, for the year ended March 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	29

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$3,072,650	$(3,072,704)	$54	—	$67	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2o24, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	31

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $54,272,648 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Growth Fund , subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	33

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
34	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2006	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2006	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

36	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	37

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

38	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Timothy N. Manning
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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expertise for every strategy we offer, then we apply robust investment
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Results for investors
Our unique approach to asset management enables us to provide
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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506291	393A 3/24
5/2024

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2024 and 2023. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2024	March 31, 2023
Disciplined Value Fund	$43,612	$41,842
Disciplined Value Mid Cap Fund	56,353	54,077
Global Shareholder Yield Fund	44,266	42,470
International Growth Fund	58,601	56,252
U.S. Growth Fund	45,063	443,235
Total	$247,895	$237,876

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews for supplemental regulatory filings and software licensing fees. Amounts billed to the registrant were as follows:

Fund	March 31, 2024	March 31, 2023
Disciplined Value Fund	$629	$586
Disciplined Value Mid Cap Fund	629	586
Global Shareholder Yield	8,129	586
International Growth	629	586
U.S. Growth Fund	629	586
Total	$10,645	$2,930

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended March 31, 2024 and 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2024 and 2023. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2024	March 31, 2023
Disciplined Value Fund	$6,355	$4,110
Disciplined Value Mid Cap Fund	6,355	4,110
Global Shareholder Yield	5,567	4,110
International Growth	4,881	4,716
U.S. Growth Fund	4,254	4,110
Total	$27,412	$21,156

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended March 31,

2024 and 2023:

Fund	March 31, 2024	March 31, 2023
Disciplined Value Fund	$369	$163
Disciplined Value Mid Cap Fund	369	163
Global Shareholder Yield	369	163
International Growth	369	163
U.S. Growth Fund	369	163
Total	$1,845	$815

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended March 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,031,920 for the fiscal year ended March 31, 2024 and $1,220,892 for the fiscal year ended March 31, 2023.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson William H. Cunningham

Hassel H. McClellan -Member of the Audit Committee as of September 26, 2023

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	May 8, 2024
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	May 8, 2024